UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22930

USCF ETF Trust

(Exact name of registrant as specified in charter)

1850 Mt. Diablo Blvd., Suite 640
        Walnut Creek, CA 94596

(Address of principal executive offices) (Zip code)

USCF Advisers LLC
Mr. Stuart Crumbaugh
1850 Mt. Diablo Blvd., Suite 640
        Walnut Creek, CA 94596

(Name and address of agent for service)

Registrant’s telephone number, including area code:  510-522-9600

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
(b)	Not applicable.
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund SDCI | NYSE Arca, Inc. Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	$31	0.60%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$31,565,622
Number of Portfolio Holdings	17
Portfolio Turnover Rate	0%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of December 31, 2024.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Commodity Derivatives	2.3%

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

USCF Gold Strategy Plus Income Fund USG | NYSE Arca, Inc. Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about USCF Gold Strategy Plus Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Gold Strategy Plus Income Fund	$24	0.45%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$8,750,644
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of December 31, 2024.

Sector	% of Total Net Assets
Commodity Derivatives	(3.4)%

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

USCF Sustainable Battery Metals Strategy Fund ZSB | NYSE Arca, Inc. Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about USCF Sustainable Battery Metals Strategy Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Sustainable Battery Metals Strategy Fund	$28	0.59%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$1,288,982
Number of Portfolio Holdings	44
Portfolio Turnover Rate	16%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of December 31, 2024.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	55.8%
Basic Materials	13.7%
Industrial	3.7%
Energy	0.4%
Commodity Derivatives	(3.4)%

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

USCF Energy Commodity Strategy Absolute Return Fund USE | NYSE Arca, Inc. Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about USCF Energy Commodity Strategy Absolute Return Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Energy Commodity Strategy Absolute Return Fund	$39	0.79%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$2,773,291
Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of December 31, 2024.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	64.4%
Commodity Derivatives	2.7%

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

USCF Sustainable Commodity Strategy Fund ZSB | NYSE Arca, Inc. Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about USCF Sustainable Commodity Strategy Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Sustainable Commodity Strategy Fund	$17	0.35%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$2,227,884
Number of Portfolio Holdings	59
Portfolio Turnover Rate	10%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of December 31, 2024.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Investment Company	33.4%
Energy	19.0%
Utilities	5.3%
Industrial	0.6%
Commodity Derivatives	3.9%

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

USCF Midstream Energy Income Fund UMI | NYSE Arca, Inc. Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about USCF Midstream Energy Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Midstream Energy Income Fund	$47	0.85%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$364,868,242
Number of Portfolio Holdings	22
Portfolio Turnover Rate	14%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of December 31, 2024.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Energy	99.5%
Money Market Funds	0.4%

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

USCF Dividend Income Fund UDI | NYSE Arca, Inc. Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about USCF Dividend Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Dividend Income Fund	$35	0.65%

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$3,622,748
Number of Portfolio Holdings	35
Portfolio Turnover Rate	9%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund as of December 31, 2024.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Financial	46.8%
Consumer, Non-cyclical	28.9%
Communications	11.4%
Technology	6.7%
Money Market Funds	1.6%
Basic Materials	1.5%
Industrial	1.4%
Consumer, Cyclical	1.4%

Availability of Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.uscfinvestments.com/filings/equities.

USCF ETF Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203 Call: 1-800-920-0259 Monday through Friday 8:30 a.m. – 6:00 p.m. (Eastern Time)

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6. Investments.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included in Item 7 of this report.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The semi-annual financial statements are filed herewith.

(b) The financial highlights are filed herewith.

SEMI-ANNUAL
Financial Statements and Other Information

December 31, 2024

UMI
USCF Midstream Energy Income Fund

USE
USCF Energy Commodity Strategy Absolute Return Fund

ZSB
USCF Sustainable Battery Metals Strategy Fund

USG
USCF Gold Strategy Plus Income Fund

ZSC
USCF Sustainable Commodity Strategy Fund

UDI
USCF Dividend Income Fund

USCF ETF TRUST

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2024 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts(a)
LME Tin Futures LT, January 2025 contracts	15	$2,144,460	Jan-25	$19,890	0.1%
LME Zinc Futures LX, January 2025 contracts	30	2,316,375	Jan-25	(96,045)	(0.3)%
LME Tin Futures LT, February 2025 contracts	16	2,311,780	Feb-25	5,260	0.0	%(b)
ICE ICE Brent Crude Futures CO, April 2025 contracts	32	2,348,221	Feb-25	27,459	0.1%
ICE Low Sulphur Gasoil Futures QS, April 2025 contracts	35	2,355,475	Apr-25	34,150	0.1%
LME Aluminum Futures LA, April 2025 contracts	34	2,224,443	Apr-25	(54,877)	(0.2)%
	162	13,700,754		(64,163)	(0.2)%
United States Contracts(a)
NYMEX WTI Crude Oil Futures CL, March 2025 contracts	34	2,390,950	Feb-25	31,550	0.1%
NYMEX Natural Gas Futures NG, March 2025 contracts	81	2,472,960	Feb-25	36,420	0.1%
CME Live Cattle Futures LC, February 2025 contracts	31	2,364,360	Feb-25	11,480	0.0	%(b)
ICE Cocoa Futures CC, March 2025 contracts	21	1,635,430	Mar-25	816,320	2.6%
CBOT Soybean Futures S, March 2025 contracts	47	2,343,025	Mar-25	31,650	0.1%
ICE Coffee Futures KC, March 2025 contracts	19	1,861,444	Mar-25	416,775	1.3%
CME Cattle Feeder Futures FC, March 2025 contracts	19	2,479,700	Mar-25	18,562	0.1%
COMEX Copper Futures HG, March 2025 contracts	23	2,492,137	Mar-25	(176,900)	(0.6)%
NTMEX Platinum Futures PL, April 2025 contracts	48	2,277,895	Apr-25	(92,695)	(0.3)%
NYMEX NY Harbour ULSD Futures HO, May 2025 contracts	26	2,409,582	Apr-25	37,372	0.1%
ICE Sugar #11 Futures SB, May 2025 contracts	116	2,675,523	Apr-25	(356,451)	(1.1)%
	465	25,403,006		774,083	2.4%

The accompanying notes are an integral part of the financial statements.

2	Semi-Annual Financial Statements December 31, 2024

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2024 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Short(a)(c)
Foreign Contracts
LME Tin Futures LT, January 2025 contracts	15	$(2,160,535)	Jan-25	$(3,815)	(0.0	)%(d)
LME Zinc Futures LX, January 2025 contracts	30	(2,249,040)	Jan-25	28,710	0.1%
LME Aluminum Futures LA, April 2025 contracts	34	(2,171,730)	Apr-25	2,164	0.0	%(b)
	79	(6,581,305)		27,059	0.1%
Total Open Commodity Futures Contracts(e)	706	$32,522,455		$736,979	2.3%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents less than 0.05%.
(c)	All short contracts are acquired solely for the purpose of reducing a long position. LME futures contracts settle on their respective maturity date.
(d)	Position represents greater than (0.05)%.
(e)	See Consolidated Statements of Assets and Liabilities for cash held as collateral on open Commodities Futures Contracts.

Summary of Portfolio Holdings by Country^
United States	105.0%
United Kingdom	(5.0)
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Commodity Derivatives	2.3%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

3

USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2024 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long(a)
United States Contracts(b)
COMEX Gold 100 OZ Futures GC, February 2025 contracts	33	$9,016,730	Feb-25	$(301,430)	(3.4)%

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Written Call Options	% of Total Net Assets
Written Call Options
United States Contracts(b)
COMEX Gold Futures February 2025 Option Contracts, Call @ $2800, (Premiums received $15,092)	(33)	$(15,092)	Jan-25	$(13,530)	(0.2)%

(a)	See Consolidated Statements of Assets and Liabilities for cash held as collateral on open Commodities Futures Contracts.
(b)	All, or part of investment is held in the Fund’s wholly owned subsidiary.

Summary of Portfolio Holdings by Country^
United States	100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Commodity Derivatives	(3.4)%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

4	Semi-Annual Financial Statements December 31, 2024

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2024 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts(a)
LME Nickel Futures LN, March 2025 contracts	1	$97,411	Mar-25	$(5,591)	(0.4)%
LME Zinc Futures LX, March 2025 contracts	1	74,524	Mar-25	(16)	(0.0	)%(b)
SGX Iron Ore Futures SC, March 2025 contracts	1	10,490	Mar-25	(484)	(0.0	)%(b)
ICE ECX EMISSION Futures MO, December 2025 contracts	2	145,921	Dec-25	12,122	0.9%
	5	328,346		6,031	0.5%
United States Contracts(a)
COMEX Silver Futures SI, March 2025 contracts	1	158,800	Mar-25	(12,590)	(1.0)%
COMEX Copper Futures HG, March 2025 contracts	1	112,863	Mar-25	(12,200)	(0.9)%
LME Aluminum Futures AL, March 2025 contracts	3	196,950	Mar-25	(5,963)	(0.5)%
CME Cobalt Fastmarket Futures CV, March 2025 contracts	13	320,993	Mar-25	(573)	(0.0	)%(b)
CME Lithium Carbonate CIF CJK Fastmarket Futures LJ, March 2025 contracts	4	47,400	Mar-25	(3,840)	(0.3)%
CME Lithium LiOH Futures LF, April 2025 contracts	6	70,800	Apr-25	(5,100)	(0.4)%
CME Lithium LiOH Futures LF, May 2025 contracts	6	70,800	May-25	(5,100)	(0.4)%
CME Lithium LiOH Futures LF, June 2025 contracts	6	70,800	Jun-25	(5,100)	(0.4)%
	40	1,049,406		(50,466)	(3.9)%
Total Open Commodity Futures Contracts(c)	45	$1,377,752		$(44,435)	(3.4)%

The accompanying notes are an integral part of the financial statements.

5

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2024 (unaudited) (continued)

	Shares	Value	% of Total Net Assets
Common Stocks
Argentina
Arcadium Lithium PLC(d)	1,827	$9,372	0.7%
Australia
Iluka Resources Ltd.	575	1,798	0.1%
Lynas Rare Earths Ltd.(d)	4,472	17,804	1.4%
Mineral Resources Ltd.	78	1,654	0.1%
Pilbara Minerals Ltd.(d)	3,984	5,402	0.4%
		26,658	2.0%
Brazil
Vale SA, ADR	100	887	0.1%
Chile
Sociedad Quimica y Minera de Chile SA, ADR	300	10,908	0.8%
China
Beijing Easpring Material Technology Co. Ltd. – Class A	200	1,097	0.1%
China Northern Rare Earth Group High-Tech Co. Ltd. – Class A	1,500	4,336	0.3%
Ganfeng Lithium Group Co. Ltd. – Class H, 144A(e)	1,800	4,658	0.4%
Guangzhou Tinci Materials Technology Co. Ltd. – Class A	600	1,612	0.1%
Jinduicheng Molybdenum Co. Ltd. – Class A	6,100	8,359	0.7%
Ningbo Ronbay New Energy Technology Co. Ltd. – Class A	360	1,547	0.1%
Shenzhen Capchem Technology Co. Ltd. – Class A	300	1,530	0.1%
Shenzhen Dynanonic Co. Ltd. – Class A(d)	100	502	0.0	%(f)
Sinofibers Technology Co. Ltd. – Class A	2,600	10,019	0.8%
Tianqi Lithium Corp. – Class H	1,200	3,715	0.3%
Xiangtan Electrochemical Scientific Co. Ltd. – Class A	2,200	3,021	0.2%
Xinte Energy Co. Ltd. – Class H(d)	2,800	2,700	0.2%
		43,096	3.3%
France
Eramet SA	139	7,794	0.6%
Germany
SGL Carbon SE(d)	6,808	28,199	2.2%
Wacker Chemie AG	157	11,387	0.9%
		39,586	3.1%
Japan
Nippon Carbon Co. Ltd.	600	16,779	1.3%
Nippon Denko Co. Ltd.	3,300	5,984	0.5%
Toho Titanium Co. Ltd.	100	680	0.1%
		23,443	1.9%

The accompanying notes are an integral part of the financial statements.

6	Semi-Annual Financial Statements December 31, 2024

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2024 (unaudited) (continued)

	Shares	Value	% of Total Net Assets
Common Stocks (continued)
Norway
Elkem ASA, 144A(d)(e)	10,207	$15,745	1.2%
South Korea
Ecopro BM Co. Ltd.(d)	6	448	0.0	%(f)
United States
Albemarle Corp.	200	17,216	1.3%
GrafTech International Ltd.(d)	12,600	21,798	1.7%
MP Materials Corp.(d)	700	10,920	0.9%
Tronox Holdings PLC	200	2,014	0.2%
		51,948	4.1%
Total Common Stocks
(Cost $357,632)		$229,885	17.8%

	Principal Amount	Value	% of Total Net Assets
Short-Term Investments
United States Treasury Obligations
U.S. Treasury Bill, 4.39%, 3/06/2025	$725,000	$719,406	55.8%
(Cost $719,406)		$719,406	55.8%
Total Investments
(Cost $1,077,038)		$949,291	73.6%
Other Assets in Excess of Liabilities		339,691	26.4%
Total Net Assets		$1,288,982	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents greater than (0.05)%.
(c)	See Consolidated Statements of Assets and Liabilities for cash held as collateral on open Commodities Futures Contracts.
(d)	Non-income producing security.
(e)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $20,403, which represents 1.6% of net assets as of December 31, 2024.
(f)	Position represents less than 0.05%.

The accompanying notes are an integral part of the financial statements.

7

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2024 (unaudited) (continued)

Summary of Portfolio Holdings by Country^
United States	81.3%
China	4.5
Germany	4.2
Australia	2.8
Japan	2.5
Norway	1.7
Chile	1.1
Argentina	1.0
France	0.8
Brazil	0.1
South Korea	0.0 (a)
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	55.8%
Basic Materials	13.7%
Industrial	3.7%
Energy	0.4%
Commodity Derivatives	(3.4)%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.
(a)	Position represents less than 0.05%.

The accompanying notes are an integral part of the financial statements.

8	Semi-Annual Financial Statements December 31, 2024

USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2024 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
United States Contracts(a)
NYMEX WTI Crude Oil Futures CL, March 2025 contracts	52	$3,521,440	Feb-25	$183,560	6.6%
NYMEX RBOB Gasoline Futures RB, March 2025 contracts	6	507,024	Feb-25	4,309	0.2%
NYMEX Natural Gas Futures NG, December 2025 contracts	16	662,250	Nov-25	35,990	1.3%
	74	4,690,714		223,859	8.1%
Open Commodity Futures Contracts – Short
United States Contracts(a)
NYMEX Natural Gas Futures NG, March 2025 contracts	24	(652,680)	Feb-25	(90,840)	(3.3)%
NYMEX WTI Crude Oil Futures CL, December 2025 contracts	27	(1,782,548)	Nov-25	(58,582)	(2.1)%
NYMEX RBOB Gasoline Futures RB, December 2025 contracts	3	(236,876)	Nov-25	(92)	(0.0	)%(b)
	54	(2,672,104)		(149,514)	(5.4)%
Total Open Commodity Futures Contracts(c)	128	$2,018,610		$74,345	2.7%

	Principal Amount	Value	% of Total Net Assets
Short-Term Investments
United States Treasury Obligations
U.S. Treasury Bill, 4.39%, 3/06/2025	1,800,000	$1,786,112	64.4%
(Cost $1,786,112)		$1,786,112	64.4%
Total Investments
(Cost $1,786,112)		$1,786,112	64.4%
Other Assets in Excess of Liabilities		987,179	35.6%
Total Net Assets		$2,773,291	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents greater than (0.05)%.
(c)	See Consolidated Statements of Assets and Liabilities for cash held as collateral on open Commodities Futures Contracts.

The accompanying notes are an integral part of the financial statements.

9

USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2024 (unaudited) (concluded)

Summary of Portfolio Holdings by Country^
United States	100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	64.4%
Commodity Derivatives	2.7%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

10	Semi-Annual Financial Statements December 31, 2024

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2024 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts(a)
Euronext Rapeseed EURO Futures IJ, February 2025 contracts	3	$80,932	Jan-25	$3,281	0.1%
ICE Canola Futures RS, March 2025 contracts	5	42,735	Mar-25	1,038	0.0	%(b)
ICE ECX EMISSION Futures MO, December 2025 contracts	2	145,812	Dec-25	12,229	0.6%
	10	269,479		16,548	0.7%
United States Contracts(a)
ICE Sugar #11 Futures SB, March 2025 contracts	2	43,277	Feb-25	(134)	(0.0	)%(c)
ICE Cotton Futures CT, March 2025 contracts	1	36,040	Mar-25	(1,840)	(0.1)%
ICE Cocoa Futures CC, March 2025 contracts	1	66,700	Mar-25	50,050	2.3%
CBOT Corn Futures C, March 2025 contracts	9	197,162	Mar-25	9,162	0.4%
CBOT Rough Rice Futures RR, March 2025 contracts	4	122,170	Mar-25	(9,370)	(0.4)%
CBOT Soybean Futures S, March 2025 contracts	2	99,450	Mar-25	1,600	0.1%
CBOT Wheat Future W, March 2025 contracts	3	88,300	Mar-25	(5,575)	(0.3)%
ICE Coffee Futures KC, March 2025 contracts	1	93,019	Mar-25	26,888	1.2%
NYMEX Chicago Ethanol S Futures CU, June 2025 contracts	1	68,775	Jun-25	5,250	0.2%
ICE PJM TQRECC I ZQ, July 2025 contracts	13	50,507	Jul-25	(2,290)	(0.1)%

The accompanying notes are an integral part of the financial statements.

11

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2024 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
United States Contracts(a)
(continued)
ICE Biodiesel D4 RIN Futures RI, December 2025 contracts	1	37,250	Dec-25	(5,500)	(0.2)%
ICE CA Low Carbon Fuel Futures ZR, December 2025 contracts	2	15,600	Dec-25	1,300	0.1%
	40	918,250		69,541	3.2%
Total Open Commodity Futures Contracts(d)	50	$1,187,729		$86,089	3.9%

	Shares	Value	% of Total Net Assets
Common Stocks
Aerospace & Defense
Hexcel Corp.	100	$6,270	0.3%
Electric
Ameresco, Inc. – Class A(e)	100	2,348	0.1%
Auren Energia SA	6,817	9,677	0.4%
Boralex, Inc. – Class A	800	15,970	0.7%
Brookfield Renewable Corp.	300	8,298	0.4%
China Yangtze Power Co. Ltd. – Class A	500	2,013	0.1%
EDP Renovaveis SA	1,132	11,769	0.5%
Light S/A(e)	9,300	6,112	0.3%
Meridian Energy Ltd.	3,340	11,059	0.5%
NextEra Energy, Inc.	200	14,338	0.6%
Ormat Technologies, Inc.	100	6,772	0.3%
Orsted AS, 144A(e)(f)	232	10,444	0.5%
ReNew Energy Global PLC – Class A(e)	2,600	17,758	0.8%
		116,558	5.2%
Energy - Alternate Sources
Array Technologies, Inc.(e)	3,500	21,140	1.0%
Cadeler A/S(e)	1,326	7,437	0.3%

The accompanying notes are an integral part of the financial statements.

12	Semi-Annual Financial Statements December 31, 2024

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2024 (unaudited) (continued)

	Shares	Value	% of Total Net Assets
Common Stocks (continued)
Energy – Alternate Sources (continued)
Canadian Solar, Inc.(e)	2,500	$27,800	1.3%
Corp. ACCIONA Energias Renovables SA	780	14,377	0.6%
Encavis AG(e)	65	1,168	0.1%
Enphase Energy, Inc.(e)	100	6,868	0.3%
ERG SpA	168	3,418	0.2%
First Solar, Inc.(e)	200	35,248	1.6%
Flat Glass Group Co. Ltd. – Class H	8,000	11,246	0.5%
Grenergy Renovables SA(e)	1,150	38,880	1.8%
JA Solar Technology Co. Ltd. – Class A	10,100	18,916	0.9%
LONGi Green Energy Technology Co. Ltd. – Class A	14,000	29,958	1.3%
Maxeon Solar Technologies Ltd(e)	1,831	13,806	0.6%
Ming Yang Smart Energy Group Ltd. – Class A	2,900	4,981	0.2%
Motech Industries, Inc.	16,000	10,151	0.5%
Nordex SE(e)	1,599	18,660	0.8%
OX2 AB(e)	3,125	16,842	0.8%
OY Nofar Energy Ltd.(e)	536	12,945	0.6%
Risen Energy Co. Ltd. – Class A	3,100	5,059	0.2%
Scatec ASA, 144A(e)(f)	953	6,671	0.3%
Serena Energia SA(e)	2,300	2,048	0.1%
Solaria Energia y Medio Ambiente SA(e)	1,641	13,280	0.6%
Sungrow Power Supply Co. Ltd. – Class A	2,280	22,929	1.0%
Sunrun, Inc.(e)	1,300	12,025	0.5%
TCL Zhonghuan Renewable Energy Technology Co. Ltd. – Class A	22,500	27,185	1.2%
Terna Energy SA	91	1,879	0.1%
Titan Wind Energy Suzhou Co. Ltd. – Class A	10,700	11,529	0.5%
TPI Composites, Inc.(e)	4,300	8,127	0.4%
United Renewable Energy Co. Ltd./Taiwan(e)	57,000	17,560	0.8%
		422,133	19.1%

The accompanying notes are an integral part of the financial statements.

13

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2024 (unaudited) (continued)

	Shares	Value	% of Total Net Assets
Machinery – Construction & Mining
GoodWe Technologies Co. Ltd. – Class A	1,079	$6,011	0.3%
Total Common Stocks
(Cost $750,965)		$550,972	24.9%
Exchange-Traded Funds
USCF Sustainable Battery Metals Strategy Fund(g)
(Cost $1,166,292)	57,200	$741,026	33.4%
Total Investments
(Cost $1,917,257)		$1,291,998	58.3%
Other Assets in Excess of Liabilities		925,386	41.7%
Total Net Assets		$2,217,384	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents less than 0.05%.
(c)	Position represents greater than (0.05)%.
(d)	Collateral amounted to $151,552 on open Commodity Futures Contracts.
(e)	Non-income producing security.
(f)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $17,115, which represents 0.8% of net assets as of December 31, 2024.
(g)	Affiliated issuer.

The accompanying notes are an integral part of the financial statements.

14	Semi-Annual Financial Statements December 31, 2024

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2024 (unaudited) (continued)

A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2024 is as follows:

Market Value at 6/30/2024	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Long-Term Capital Gains Distributions	Number of Shares at 12/31/24	Value at 12/31/24
Exchange-Traded Fund — 33%
USCF Sustainable Battery Metals Strategy Fund
$723,195	$113,652	$—	$—	$(95,821)	$21,936	$—	57,200	$741,026

Summary of Portfolio Holdings by Country^
United States	67.2%
China	10.8
Spain	6.1
Canada	4.0
Taiwan	2.1
Germany	1.5
Denmark	1.4
Brazil	1.4
India	1.4
Sweden	1.3
Israel	1.0
New Zealand	0.9
South Africa	0.5
Italy	0.3
Greece	0.1
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Investment Company	33.4%
Energy	19.0%
Utilities	5.3%
Commodity Derivatives	3.9%
Industrial	0.6%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

15

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND
SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2024 (unaudited)

	% of Total Net Assets	Shares	Value
Common Stocks	75.2%
Pipelines	75.2%
Antero Midstream Corp.	3.2%	773,632	$11,674,107
Cheniere Energy, Inc.	4.7%	80,421	17,280,060
DT Midstream, Inc.	6.1%	224,248	22,296,979
Enbridge, Inc.	7.7%	656,875	27,871,206
EnLink Midstream LLC(a)	1.9%	475,793	6,732,471
Gibson Energy, Inc.	1.6%	345,681	5,883,932
Hess Midstream LP – Class A	1.8%	176,802	6,546,978
Keyera Corp.	3.7%	442,568	13,527,527
Kinder Morgan, Inc.	6.3%	840,442	23,028,111
Kinetik Holdings, Inc.	4.1%	265,900	15,079,189
ONEOK, Inc.	4.7%	171,780	17,246,712
Pembina Pipeline Corp.	4.6%	455,266	16,822,079
Plains GP Holdings LP – Class A(a)	4.6%	900,944	16,559,351
South Bow Corp.	1.2%	187,143	4,410,960
Targa Resources Corp.	9.5%	193,623	34,561,705
TC Energy Corp.	4.7%	370,812	17,253,882
Williams Cos., Inc. (The)	4.8%	320,672	17,354,769
			274,130,018
Total Common Stocks
(Cost $182,485,848)	75.2%		274,130,018
Master Limited Partnerships	24.3%
Pipelines	24.3%
Energy Transfer LP	10.2%	1,892,543	37,074,917
Enterprise Products Partners LP	7.6%	882,866	27,686,678
MPLX LP	4.7%	362,629	17,355,424
Western Midstream Partners LP	1.8%	172,860	6,643,010
			88,760,029
Total Master Limited Partnerships
(Cost $49,255,018)	24.3%		88,760,029
Money Market Funds	0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.36%(b)
(Cost $1,469,495)	0.4%	1,469,495	1,469,495
Total Investments
(Cost $233,210,361)	99.9%		$364,359,542
Other Assets in Excess of Liabilities	0.1%		508,700
Total Net Assets	100.0%		$364,868,242

(a)	Non-income producing security.
(b)	Reflects the 7-day yield at December 31, 2024.

The accompanying notes are an integral part of the financial statements.

16	Semi-Annual Financial Statements December 31, 2024

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND
SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2024 (unaudited) (concluded)

Summary of Portfolio Holdings by Country^
United States	76.5%
Canada	23.5
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Energy	99.5%
Money Market Funds	0.4%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

17

USCF ETF TRUST

USCF DIVIDEND INCOME FUND
SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2024 (unaudited)

	% of Total Net Assets	Shares	Value
Common Stocks	98.1%
Advertising	4.2%
Interpublic Group of Cos., Inc. (The)	2.7%	3,500	$98,070
Omnicom Group, Inc.	1.5%	650	55,926
			153,996
Banks	26.6%
Associated Banc-Corp.	2.4%	3,669	87,689
Bank of America Corp.	2.5%	2,035	89,438
Bank of New York Mellon Corp. (The)	4.4%	2,063	158,500
East West Bancorp, Inc.	3.2%	1,210	115,870
Goldman Sachs Group, Inc. (The)	4.4%	277	158,616
JPMorgan Chase & Co.	4.4%	670	160,606
Royal Bank of Canada	3.1%	940	113,279
US Bancorp	2.2%	1,667	79,733
			963,731
Beverages	4.1%
Coca-Cola Co. (The)	4.1%	2,367	147,369
Biotechnology	4.5%
Gilead Sciences, Inc.	4.5%	1,750	161,647
Chemicals	1.5%
Nutrien Ltd.	1.5%	1,192	53,342
Commercial Services	2.0%
Robert Half, Inc.	2.0%	1,042	73,419
Diversified Financial Services	8.7%
CME Group, Inc.	2.5%	392	91,034
Jefferies Financial Group, Inc.	4.8%	2,217	173,813
Radian Group, Inc.	1.4%	1,589	50,403
			315,250
Food	1.7%
Conagra Brands, Inc.	1.7%	2,228	61,827
Healthcare-Products	3.5%
Medtronic PLC	3.5%	1,581	126,290
Insurance	4.4%
Old Republic International Corp.	4.4%	4,459	161,371
Media	3.1%
Comcast Corp. – Class A	3.1%	3,003	112,703
Packaging & Containers	1.4%
Sonoco Products Co.	1.4%	1,067	52,123
Pharmaceuticals	13.2%
AbbVie, Inc.	3.9%	792	140,739
GSK PLC, ADR	1.8%	1,921	64,968
Johnson & Johnson	4.0%	1,001	144,765
Merck & Co., Inc.	1.9%	707	70,332
Pfizer, Inc.	1.6%	2,132	56,562
			477,366

The accompanying notes are an integral part of the financial statements.

18	Semi-Annual Financial Statements December 31, 2024

USCF ETF TRUST

USCF DIVIDEND INCOME FUND
SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2024 (unaudited) (concluded)

	% of Total Net Assets	Shares	Value
Common Stocks (continued)
REITS	7.1%
Host Hotels & Resorts, Inc.	2.7%	5,668	$99,304
Lamar Advertising Co. – Class A	2.6%	766	93,253
STAG Industrial, Inc.	1.8%	1,876	63,446
			256,003
Retail	1.4%
Target Corp.	1.4%	378	51,098
Semiconductors	2.1%
Texas Instruments, Inc.	2.1%	413	77,442
Software	4.6%
Paychex, Inc.	4.6%	1,178	165,179
Telecommunications	4.0%
Cisco Systems, Inc.	4.0%	2,446	144,803
Total Common Stocks
(Cost $3,523,416)	98.1%		3,554,959
Money Market Funds	1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.36%(a)
(Cost $58,077)	1.6%	58,077	58,077
Total Investments
(Cost $3,581,493)	99.7%		$3,613,036
Other Assets in Excess of Liabilities	0.3%		9,712
Total Net Assets	100.0%		$3,622,748

(a)	Reflects the 7-day yield at December 31, 2024.

Summary of Portfolio Holdings by Country^
United States	95.4%
Canada	4.6
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Financial	46.8%
Consumer, Non-cyclical	28.9%
Communications	11.4%
Technology	6.7%
Money Market Funds	1.6%
Basic Materials	1.5%
Industrial	1.4%
Consumer, Cyclical	1.4%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

19

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2024 (unaudited)

	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	USCF Gold Strategy Plus Income Fund
Assets:
Cash and Cash Equivalents	$27,840,504	$8,227,870
Receivables:
Deposits at Broker for Futures Contracts	3,965,536	427,702
Unsettled Open Futures Contracts	117,633	75,570
Dividends and Interest	110,496	36,844
Total Assets	32,034,169	8,767,986

Liabilities:
Written Call Options, at Value	—	13,530
Payables:
Variation Margin on Futures Contracts, Net	297,027	—
Unsettled Open Futures Contracts	154,737	—
Accrued Management Fees, Net	16,783	3,812
Total Liabilities	468,547	17,342
Total Net Assets	$31,565,622	$8,750,644

Net Assets Consist of:
Paid In Capital	$31,868,286	$8,340,230
Total Distributable Earnings (Accumulated Losses)	(302,664)	410,414
Total Net Assets	$31,565,622	$8,750,644

Net Asset Value Per Share:
Total Net Assets	$31,565,622	$8,750,644
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	1,625,000	300,000
Net Asset Value	$19.42	$29.17
Investments, at Cost	$—	$—
Written Call Options, Premiums Received	$—	$15,092

The accompanying notes are an integral part of the financial statements.

20	Semi-Annual Financial Statements December 31, 2024

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2024 (unaudited) (continued)

	USCF Sustainable Battery Metals Strategy Fund	USCF Energy Commodity Strategy Absolute Return Fund
Assets:
Investments, at Value	$949,291	$1,786,112
Cash and Cash Equivalents	139,662	593,017
Receivables:
Deposits at Broker for Futures Contracts	206,549	331,801
Dividends and Interest	1,479	6,484
Variation Margin on Futures Contracts, Net	—	58,319
Total Assets	1,296,981	2,775,733

Liabilities:
Due to Custodian, Foreign Currency, at Value
(Cost $(1,201) and $—, respectively)	3	—
Payables:
Unsettled Open Futures Contracts	5,607	—
Variation Margin on Futures Contracts, Net	1,675	—
Accrued Management Fees, Net	714	2,442
Total Liabilities	7,999	2,442
Total Net Assets	$1,288,982	$2,773,291

Net Assets Consist of:
Paid In Capital	$1,845,681	$3,635,448
Total Distributable Earnings (Accumulated Losses)	(556,699)	(862,157)
Total Net Assets	$1,288,982	$2,773,291

Net Asset Value Per Share:
Total Net Assets	$1,288,982	$2,773,291
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	100,000	100,000
Net Asset Value	$12.89	$27.73
Investments, at Cost	$1,077,038	$1,786,112

The accompanying notes are an integral part of the financial statements.

21

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2024 (unaudited) (continued)

USCF Sustainable Commodity Strategy Fund
Assets:
Unaffiliated Investments, at Value	$550,972
Investments in Affiliates, at Value	741,026
Cash and Cash Equivalents	755,581
Receivables:
Deposits at Broker for Futures Contracts	151,553
Variation Margin on Futures Contracts, Net	11,970
Dividends and Interest	3,394
Reimbursement from Adviser, Net	2,893
Total Assets	2,217,389

Liabilities:
Due to Custodian, Foreign Currency, at Value (Cost $1,700)	5
Total Liabilities	5
Total Net Assets	$2,217,384

Net Assets Consist of:
Paid In Capital	$2,898,759
Total Distributable Earnings (Accumulated Losses)	(681,375)
Total Net Assets	$2,217,384

Net Asset Value Per Share:
Total Net Assets	$2,217,384
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	100,000
Net Asset Value	$22.17
Unaffiliated Investments, at Cost	$750,965
Investments in Affiliates, at Cost	$1,166,292

The accompanying notes are an integral part of the financial statements.

22	Semi-Annual Financial Statements December 31, 2024

USCF ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2024 (unaudited)

	USCF Midstream Energy Income Fund	USCF Dividend Income Fund
Assets:
Investments, at Value	$364,359,542	$3,613,036
Cash and Cash Equivalents	143,729	—
Foreign Currency, at Value (Cost $135,275 and $-, respectively)	135,275	—
Receivables:
Dividends	490,040	8,453
Investment Securities Sold	134,861	—
Interest	5,882	292
Foreign Tax Reclaim	—	3,070
Total Assets	365,269,329	3,624,851

Liabilities:
Payables:
Accrued Management Fees, Net	265,812	2,103
Investment Securities Purchased	135,275	—
Total Liabilities	401,087	2,103
Total Net Assets	$364,868,242	$3,622,748

Net Assets Consist of:
Paid In Capital	$225,543,177	$2,535,514
Total Distributable Earnings (Accumulated Losses)	139,325,065	1,087,234
Total Net Assets	$364,868,242	$3,622,748

Net Asset Value Per Share:
Total Net Assets	$364,868,242	$3,622,748
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	7,360,000	125,000
Net Asset Value	$49.57	$28.98
Investments, at Cost	$233,210,361	$3,581,493

The accompanying notes are an integral part of the financial statements.

23

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2024

	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	USCF Gold Strategy Plus Income Fund
Investment Income:
Interest Income	$624,380	$224,840
Total Investment Income	624,380	224,840

Expenses:
Management Fees	103,530	20,976
Total Expenses	103,530	20,976
Less Fees Waived (Note 4)	(25,883)	—
Net Expenses	77,647	20,976
Net Investment Income (Loss)	546,733	203,864

Realized and Unrealized Appreciation (Depreciation) on Investments:
Net Realized Gain (Loss) on:
Written Call Options	—	143,642
Commodity Futures Contracts(a)	56,471	989,773
Net Realized Gain (Loss)	56,471	1,133,415
Net Change in Unrealized Appreciation (Depreciation) on:
Written Call Options	—	4,125
Commodity Futures Contracts	1,126,535	(303,040)
Net Change in Unrealized Appreciation (Depreciation)	1,126,535	(298,915)
Net Realized and Change in Unrealized Appreciation (Depreciation) on Investments	1,183,006	834,500
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,729,739	$1,038,364

(a)	Net of commissions of $11,440 and $2,353, respectively.

The accompanying notes are an integral part of the financial statements.

24	Semi-Annual Financial Statements December 31, 2024

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2024 (continued)

	USCF Sustainable Battery Metals Strategy Fund	USCF Energy Commodity Strategy Absolute Return Fund
Investment Income:
Dividend Income (Less Net Foreign Withholding Tax $147 and $0)	$1,352	$—
Interest Income	22,957	96,162
Total Investment Income	24,309	96,162

Expenses:
Management Fees	5,495	15,336
Total Expenses	5,495	15,336
Less Fees Waived (Note 4)	(1,391)	—
Net Expenses	4,104	15,336
Net Investment Income (Loss)	20,205	80,826

Realized and Unrealized Appreciation (Depreciation) on Investments:
Net Realized Gain (Loss) on:
Investments	(41,198)	(86)
Commodity Futures Contracts(a)	(303,602)	(7,581)
Foreign Currency Transactions	269	—
Net Realized Gain (Loss)	(344,531)	(7,667)
Net Change in Unrealized Appreciation (Depreciation) on:
Commodity Futures Contracts	161,635	(235,900)
Investments	31,043	—
Foreign Currency Translations	756	—
Net Change in Unrealized Appreciation (Depreciation)	193,434	(235,900)
Net Realized and Change in Unrealized Appreciation (Depreciation) on Investments	(151,097)	(243,567)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(130,892)	$(162,741)

(a)	Net of commissions of $4,192 and $7,316, respectively.

The accompanying notes are an integral part of the financial statements.

25

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2024 (continued)

USCF Sustainable Commodity Strategy Fund
Investment Income:
Unaffiliated Dividend Income (Less Net Foreign Withholding Tax $524)	$24,575
Affiliated Dividend Income	21,936
Interest Income	1,058
Total Investment Income	47,569

Expenses:
Management Fees	9,232
Total Expenses	9,232
Less Fees Waived (Note 4)	(2,337)
Less Fees Waived from Affiliated Investments (Note 4)	(2,850)
Net Expenses	4,045
Net Investment Income (Loss)	43,524

Realized and Unrealized Appreciation (Depreciation) on Investments:
Net Realized Gain (Loss) on:
Investments	(44,588)
Commodity Futures Contracts(a)	(69,492)
Foreign Currency Transactions	143
Net Realized Gain (Loss)	(113,937)
Net Change in Unrealized Appreciation (Depreciation) on:
Commodity Futures Contracts	154,123
Foreign Currency Translations	(1,924)
Unaffiliated Investments	(46,102)
Affiliated Investments	(95,821)
Net Change in Unrealized Appreciation (Depreciation)	10,276
Net Realized and Change in Unrealized Appreciation (Depreciation) on Investments	(103,661)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(60,137)

(a)	Net of commissions of $452, respectively.

The accompanying notes are an integral part of the financial statements.

26	Semi-Annual Financial Statements December 31, 2024

USCF ETF TRUST
STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2024

	USCF Midstream Energy Income Fund	USCF Dividend Income Fund
Investment Income:
Dividend Income (Less Net foreign Withholding Tax $334,752 and $1,390)	$5,322,313	$100,112
Interest Income	44,519	3,437
Total Investment Income	5,366,832	103,549

Expenses:
Management Fees	1,388,104	20,743
Total Expenses	1,388,104	20,743
Net Investment Income (Loss)	3,978,728	82,806

Realized and Unrealized Appreciation (Depreciation) on Investments:
Net Realized Gain (Loss) on:
Investments	7,939,249	(1,865)
In-kind redemptions	—	1,057,051
Foreign Currency Transactions	(9,061)	8
Net Realized Gain (Loss)	7,930,188	1,055,194
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	48,477,079	(352,510)
Foreign Currency Translations	275	(100)
Net Change in Unrealized Appreciation (Depreciation)	48,477,354	(352,610)
Net Realized and Change in Unrealized Appreciation (Depreciation) on Investments	56,407,542	702,584
Net Increase (Decrease) in Net Assets Resulting from Operations	$60,386,270	$785,390

The accompanying notes are an integral part of the financial statements.

27

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund		USCF Gold Strategy Plus Income Fund
	For the Period Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Period Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024
Operations:
Net Investment Income (Loss)	$546,733	$628,416	$203,864	$163,972
Net Realized Gain (Loss)	56,471	1,137,375	1,133,415	314,699
Net Change in Unrealized
Appreciation (Depreciation)	1,126,535	(152,808)	(298,915)	87,832
Net Increase (Decrease) in
Net Assets Resulting from Operations	1,729,739	1,612,983	1,038,364	566,503

Distributions to Shareholders from:
Distributable Earnings	(1,869,513)	(208,989)	(614,345)	(277,630)

Shareholder Transactions:
Proceeds from Shares Sold	9,429,996	18,051,520	3,687,410	6,801,018
Cost of Shares Redeemed	—	(5,636,576)	(2,885,028)	(2,699,658)
Net Increase (Decrease) in Net Assets from Shares Transactions	9,429,996	12,414,944	802,382	4,101,360
Net Increase (Decrease) in Net Assets	9,290,222	13,818,938	1,226,401	4,390,233

Net Assets:
Beginning of Period	22,275,400	8,456,462	7,524,243	3,134,010
End of Period	$31,565,622	$22,275,400	$8,750,644	$7,524,243

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	1,150,000	500,000	275,000	125,000
Shares Issued	475,000	950,000	125,000	250,000
Shares Redeemed	—	(300,000)	(100,000)	(100,000)
Shares Outstanding, End of Period	1,625,000	1,150,000	300,000	275,000

The accompanying notes are an integral part of the financial statements.

28	Semi-Annual Financial Statements December 31, 2024

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (continued)

	USCF Sustainable Battery Metals Strategy Fund		USCF Energy Commodity Strategy Absolute Return Fund
	For the Period Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Period Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024
Operations:
Net Investment Income (Loss)	$20,205	$61,038	$80,826	$159,514
Net Realized Gain (Loss)	(344,531)	(523,149)	(7,667)	520,578
Net Change in Unrealized Appreciation (Depreciation)	193,434	(259,867)	(235,900)	390,669
Net Increase (Decrease) in Net Assets Resulting from Operations	(130,892)	(721,978)	(162,741)	1,070,761

Distributions to Shareholders from:
Distributable Earnings	(38,350)	(59,612)	(1,072,304)	(152,237)

Shareholder Transactions:
Proceeds from Shares Sold	—	—	—	—
Cost of Shares Redeemed	—	—	—	—
Net Increase (Decrease) in Net Assets from Shares Transactions	—	—	—	—
Net Increase (Decrease) in Net Assets	(169,242)	(781,590)	(1,235,045)	918,524

Net Assets:
Beginning of Period	1,458,224	2,239,814	4,008,336	3,089,812
End of Period	$1,288,982	$1,458,224	$2,773,291	$4,008,336

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	100,000	100,000	100,000	100,000
Shares Issued	—	—	—	—
Shares Redeemed	—	—	—	—
Shares Outstanding, End of Period	100,000	100,000	100,000	100,000

The accompanying notes are an integral part of the financial statements.

29

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (continued)

	USCF Sustainable Commodity Strategy Fund
	For the Period Ended December 31, 2024 (unaudited)	For the Period Ended June 30, 2024(a)
Operations:
Net Investment Income (Loss)	$43,524	$75,794
Net Realized Gain (Loss)	(113,937)	(161,511)
Net Change in Unrealized Appreciation (Depreciation)	10,276	(551,154)
Net Increase (Decrease) in Net Assets Resulting from Operations	(60,137)	(636,871)

Distributions to Shareholders from:
Distributable Earnings	(48,499)	(37,109)

Shareholder Transactions:
Proceeds from Shares Sold	—	3,000,000
Cost of Shares Redeemed	—	—
Net Increase (Decrease) in Net Assets from Shares Transactions	—	3,000,000
Net Increase (Decrease) in Net Assets	(108,636)	2,326,020

Net Assets:
Beginning of Period	2,326,020	—
End of Period	$2,217,384	$2,326,020

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	100,000	—
Shares Issued	—	100,000
Shares Redeemed	—	—
Shares Outstanding, End of Period	100,000	100,000

(a)	Commencement of Operations, August 8, 2023.

The accompanying notes are an integral part of the financial statements.

30	Semi-Annual Financial Statements December 31, 2024

USCF ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	USCF Midstream Energy Income Fund		USCF Dividend Income Fund
	For the Period Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024	For the Period Ended December 31, 2024 (unaudited)	For the Year Ended June 30, 2024
Operations:
Net Investment Income (Loss)	$3,978,728	$7,256,497	$82,806	$163,923
Net Realized Gain (Loss)	7,930,188	8,475,547	1,055,194	293,584
Net Change in Unrealized Appreciation (Depreciation)	48,477,354	44,079,283	(352,610)	115,241
Net Increase (Decrease) in Net Assets Resulting from Operations	60,386,270	59,811,327	785,390	572,748

Distributions to Shareholders from:
Distributable Earnings	(8,174,862)	(11,590,942)	(172,885)	(159,177)

Shareholder Transactions:
Proceeds from Shares Sold	39,399,321	24,183,805	3,253,703	—
Cost of Shares Redeemed	—	(4,384,375)	(6,061,458)	(271,447)
Net Increase (Decrease) in Net Assets from Shares Transactions	39,399,321	19,799,430	(2,807,755)	(271,447)
Net Increase (Decrease) in Net Assets	91,610,729	68,019,815	(2,195,250)	142,124

Net Assets:
Beginning of Period	273,257,513	205,237,698	5,817,998	5,675,874
End of Period	$364,868,242	$273,257,513	$3,622,748	$5,817,998

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	6,510,000	6,000,000	215,000	225,000
Shares Issued	850,000	630,000	110,000	—
Shares Redeemed	—	(120,000)	(200,000)	(10,000)
Shares Outstanding, End of Period	7,360,000	6,510,000	125,000	215,000

The accompanying notes are an integral part of the financial statements.

31

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the
	Period Ended
	December 31,
	2024		For the Year Ended June 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.37		$16.91	$23.57	$20.55	$13.17	$18.46
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	0.41		0.85	0.57	(0.09)	(0.09)	0.12
Net Realized and Unrealized Gain (Loss)	0.79		1.95	(0.87)	6.67	7.47	(5.31)
Total Income (Loss) from Operations	1.20		2.80	(0.30)	6.58	7.38	(5.19)

Less Distributions From:
Net Investment Income	(1.15)		(0.34)	(6.36)	(3.56)	—	(0.10)
Total Distributions	(1.15)		(0.34)	(6.36)	(3.56)	—	(0.10)
Net Assets Value, End of Period	$19.42		$19.37	$16.91	$23.57	$20.55	$13.17

Total Return(b)	6.35%		16.71%	(1.75)%	37.52%	56.04%	(28.20)%
Net Assets, End of Period (thousands)	$31,566		$22,275	$8,456	$10,607	$8,220	$2,634
Ratios of Average Net Assets:
Gross Expenses	0.80	%(d)	0.80%	0.80%	0.80%	0.80%	0.94%
Net Expenses(c)	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.77%
Net Investment Income (Loss)	4.22	%(d)	4.62%	2.97%	(0.42)%	(0.56)%	0.73%
Portfolio Turnover Rate(e)	0%		0%	0%	0%	0%	0%

(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return reflects fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Past performance is no guarantee of future results.
(c)	The Advisor has contractually agreed, through October 31, 2025, to waive 0.20% of its management fees.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

32	Semi-Annual Financial Statements December 31, 2024

USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the
	Period Ended				For the
	December 31,		For the Year Ended		Period Ended
	2024		June 30,		June 30,
	(Unaudited)		2024	2023	2022(a)
Net Asset Value, Beginning of Period	$27.36		$25.07	$25.43	$25.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.65		1.23	0.75	(0.03)
Net Realized and Unrealized Gain (Loss)	3.08		2.96	(0.12)	0.63
Total Income (Loss) from Operations	3.73		4.19	0.63	0.60

Less Distributions From:
Net Investment Income	(1.92)		(1.90)	(0.99)	(0.17)
Total Distributions	(1.92)		(1.90)	(0.99)	(0.17)
Net Assets Value, End of Period	$29.17		$27.36	$25.07	$25.43

Total Return(c)	13.68%		17.62%	2.71%	2.38%
Net Assets, End of Period (thousands)	$8,751		$7,524	$3,134	$3,178
Ratios of Average Net Assets:
Expenses	0.45	%(d)	0.45%	0.45%	0.45	%(d)
Net Investment Income (Loss)	4.37	%(d)	4.79%	3.00%	(0.17	)%(d)
Portfolio Turnover Rate(e)	0%		0%	0%	0%

(a)	Commencement of Operations, November 2, 2021.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

33

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the		For the
	Period Ended		Year	For the
	December 31,		Ended	Period Ended
	2024		June 30,	June 30,
	(Unaudited)		2024	2023(a)
Net Asset Value, Beginning of Period	$14.58		$22.40	$25.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.20		0.61	0.37
Net Realized and Unrealized Gain (Loss)	(1.51)		(7.83)	(2.97)
Total Income (Loss) from Operations	(1.31)		(7.22)	(2.60)

Less Distributions From:
Net Investment Income	(0.38)		(0.60)	—
Total Distributions	(0.38)		(0.60)	—
Net Assets Value, End of Period	$12.89		$14.58	$22.40

Total Return(c)	(8.96)%		(32.60)%	(10.27)%
Net Assets, End of Period (thousands)	$1,289		$1,458	$2,240
Ratios of Average Net Assets:
Gross Expenses	0.79	%(d)	0.79%	0.79	%(d)
Net Expenses(d)	0.59	%(d)	0.59%	0.59	%(d)
Net Investment Income (Loss)	2.90	%(d)	3.52%	3.41	%(d)
Portfolio Turnover Rate(f)	16%		38%	10%

(a)	Commencement of Operations, January 10, 2023.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Total Return reflects fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(d)	Annualized.
(e)	The Adviser has contractually agreed, through October 31, 2025, to waive 0.20% of its management fee.
(f)	Portfolio turnover rate does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

34	Semi-Annual Financial Statements December 31, 2024

USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the		For the
	Period Ended		Year	For the
	December 31,		Ended	Period Ended
	2024		June 30,	June 30,
	(Unaudited)		2024	2023(a)
Net Asset Value, Beginning of Period	$40.08		$30.90	$30.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.81		1.60	0.19
Net Realized and Unrealized Gain (Loss)	(2.44)		9.10	0.71
Total Income (Loss) from Operations	(1.63)		10.70	0.90

Less Distributions From:
Net Investment Income	(10.72)		(1.52)	—
Total Distributions	(10.72)		(1.52)	—
Net Assets Value, End of Period	$27.73		$40.08	$30.90

Total Return(c)	(3.86)%		35.71%	2.99%
Net Assets, End of Period (thousands)	$2,773		$4,008	$3,090
Ratios of Average Net Assets:
Expenses	0.79	%(d)	0.79%	0.79	%(d)
Net Investment Income (Loss)	4.16	%(d)	4.45%	3.88	%(d)
Portfolio Turnover Rate(e)	0%		0%	49%

(a)	Commencement of Operations, May 4, 2023.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

35

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the	For the
	Period Ended	Period
	December 31,	Ended
	2024	June 30,
	(Unaudited)	2024(a)
Net Asset Value, Beginning of Period	$23.26	$30.00
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.44	0.76
Net Realized and Unrealized Gain (Loss)	(1.05)	(7.13)
Total Income (Loss) from Operations	(0.61)	(6.37)

Less Distributions From:
Net Investment Income	(0.48)	(0.37)
Total Distributions	(0.48)	(0.37)
Net Assets Value, End of Period	$22.17	$23.26

Total Return(c)	(2.59)%	(21.38)%
Net Assets, End of Period (thousands)	$2,217	$2,326
Ratios of Average Net Assets:
Gross Expenses(d)(e)	0.79%	0.79%
Net Expenses(d)(e)	0.35%	0.34%
Net Investment Income (Loss)(d)(e)	3.72%	3.35%
Portfolio Turnover Rate(f)	10%	8%

(a)	Commencement of Operations, August 8, 2023.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Total Return reflects fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(d)	Annualized.
(e)	Ratios exclude the underlying income and expenses of the fund in which it invests.
(f)	Portfolio turnover rate does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

36	Semi-Annual Financial Statements December 31, 2024

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the					For the
	Period Ended					Period
	December 31,					Ended
	2024		For the Year Ended June 30,			June 30,
	(Unaudited)		2024	2023	2022	2021(a)
Net Asset Value, Beginning of Period	$41.98		$34.21	$31.16	$29.35	$24.29
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.57		1.17	1.02	0.84	0.21
Net Realized and Unrealized Gain (Loss)	8.17		8.47	3.79	2.30	5.09
Total Income (Loss) from Operations	8.74		9.64	4.81	3.14	5.30

Less Distributions From:
Net Investment Income	(1.15)		(1.06)	(0.83)	(0.81)	(0.18)
Capital Gain	—		(0.81)	(0.14)	—	—
Return of Capital	—		—	(0.79)	(0.52)	(0.06)
Total Distributions	(1.15)		(1.87)	(1.76)	(1.33)	(0.24)
Net Assets Value, End of Period	$49.57		$41.98	$34.21	$31.16	$29.35

Total Return(c)	20.95%		28.92%	15.56%	10.74%	21.83%
Net Assets, End of Period (thousands)	$364,868		$273,258	$205,238	$151,122	$99,785
Ratios of Average Net Assets:
Expenses	0.85	%(d)	0.85%	0.85%	0.85%	0.85	%(d)
Net Investment Income (Loss)	2.44	%(d)	3.13%	3.04%	2.68%	2.80	%(d)
Portfolio Turnover Rate(e)	14%		21%	17%	18%	8%

(a)	Commencement of Operations, March 23, 2021.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

37

USCF ETF TRUST

USCF DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	For the
	Period Ended					For the
	December 31,		For the Year Ended			Period Ended
	2024		June 30,			June 30,
	(Unaudited)		2024	2023		2022(a)
Net Asset Value, Beginning of Period	$27.06		$25.23	$23.42		$25.18
Income (Loss) from Operations:
Net Investment Income (Loss)(b)	0.38		0.74	0.73		0.06
Net Realized and Unrealized Gain (Loss)	2.72		1.81	2.30		(1.82)
Total Income (Loss) from Operations	3.10		2.55	3.03		(1.76)

Less Distributions From:
Net Investment Income	(0.49)		(0.72)	(1.22)		—
Capital Gain	(0.69)		—	(0.00	)(c)	—
Total Distributions	(1.18)		(0.72)	(1.22)		—
Net Assets Value, End of Period	$28.98		$27.06	$25.23		$23.42

Total Return(d)	11.47%		10.32%	11.19%		(7.00)%
Net Assets, End of Period (thousands)	$3,623		$5,818	$5,676		$5,270
Ratios of Average Net Assets:
Expenses	0.65	%(e)	0.65%	0.65%		0.65	%(e)
Net Investment Income (Loss)	2.59	%(e)	2.87%	2.95%		4.44	%(e)
Portfolio Turnover Rate(f)	9%		28%	39%		0%

(a)	Commencement of Operations, June 7, 2022.
(b)	Per share amounts have been calculated using the average shares method.
(c)	Greater than $(0.005).
(d)	Past performance is no guarantee of future results. Total return for a period less than one year is not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate does not include securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

38	Semi-Annual Financial Statements December 31, 2024

USCF ETF TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (unaudited)

NOTE 1 – ORGANIZATION

The USCF ETF Trust (the “Trust”) was organized as a Delaware statutory trust in accordance with a Declaration of Trust dated November 6, 2013. The Declaration of Trust was amended and restated on June 16, 2014. The Trust is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2024, the Trust has established seven investment portfolios that are operational, each of which is an exchange-traded fund (“ETF”): the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI”), the USCF Gold Strategy Plus Income Fund (“USG”), the USCF Sustainable Battery Metals Strategy Fund (“ZSB”), the USCF Energy Commodity Strategy Absolute Return Fund (“USE”), the USCF Sustainable Commodity Strategy Fund (“ZSC”), the USCF Midstream Energy Income Fund (“UMI”) and the USCF Dividend Income Fund (“UDI”), (each a “Fund” and collectively, the “Funds”). Shares of the Trust’s series trade on the NYSE Arca Equity, Inc. (“NYSE Arca”).

		Diversification	Commencement of	NYSE Arca
		Policy	Operations	Listing Date
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	SDCI	Non-diversified	May 2, 2018	May 3, 2018
USCF Gold Strategy Plus Income Fund	USG	Non-diversified	November 2, 2021	November 3, 2021
USCF Sustainable Battery Metals Strategy Fund	ZSB	Non-diversified	January 10, 2023	January 11, 2023
USCF Energy Commodity Strategy Absolute Return Fund	USE	Non-diversified	May 4, 2023	May 5, 2023
USCF Sustainable Commodity Strategy Fund	ZSC	Non-diversified	August 8, 2023	August 9, 2023
USCF Midstream Energy Income Fund	UMI	Non-diversified	March 23, 2021	March 24, 2021
USCF Dividend Income Fund	UDI	Diversified	June 7, 2022	June 8, 2022

Other series or portfolios may be added to the Trust in the future.

39

			Subsidiary	Advisor of	Sub-adviser of
	ADVISOR	Sub-adviser	Account	Subsidiary	Subsidiary
SummerHaven
			USCF		Investment
	USCF Advisers LLC		Cayman	USCF	Management, LLC
SDCI	(the “Adviser”)	N/A	Commodity 2	Advisers LLC	(“SummerHaven”)
USCF
			Cayman	USCF
USG	USCF Advisers LLC	SummerHaven	Commodity 4	Advisers LLC	SummerHaven
USCF
			Cayman	USCF
ZSB	USCF Advisers LLC	N/A	Commodity 5	Advisers LLC	N/A
USCF
			Cayman	USCF
USE	USCF Advisers LLC	N/A	Commodity 3	Advisers LLC	N/A
USCF
			Cayman	USCF
ZSC	USCF Advisers LLC	N/A	Commodity 7	Advisers LLC	N/A
Miller/Howard Investments,
UMI	USCF Advisers LLC	Inc. (“Miller/Howard”)	N/A	N/A	N/A
UDI	USCF Advisers LLC	Miller/Howard	N/A	N/A	N/A

The Adviser has been registered as an investment adviser with the Securities Exchange Commission (the “SEC”) since July 1, 2014, and is a wholly owned subsidiary of USCF Investments, Inc. (formerly Wainwright Holdings, Inc.). SummerHaven and Miller/Howard, each a “Sub-Adviser” and together, the “Sub-Advisers”.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards (“FASB”) Accounting Standards Codification (“ASC”). The Funds are investment companies and follow the accounting and reporting guidance in FASB Topic 946 – “Financial Services – Investment Companies”.

40	Semi-Annual Financial Statements December 31, 2024

Commodity Pools

Each of SDCI, USG, ZSB, USE and ZSC (each a “Commodity Pool Fund” and collectively, “the Commodity Pool Funds”) and their respective Subsidiaries invest in commodity interests and are considered commodity pools. As a result, the Commodity Pool Funds and their respective Subsidiaries are subject to further regulation by the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”). The NFA is the self-regulatory organization for the U.S. derivatives industry. The Commodity Pool Funds and their respective Subsidiaries operate in accordance with CFTC and NFA rules.

The Adviser has registered as a commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”) with respect to the Commodity Pool Funds and their respective Subsidiaries. Accordingly, the Adviser is subject to regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the CFTC and the NFA, including antifraud provisions, disclosure requirements, and reporting and recordkeeping requirements. The Adviser is also subject to supervision and oversight by the CFTC and NFA.

Investment transactions

Investment transactions are recorded on a trade-date basis. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Distributions received on investments that represent a return of capital or capital gain are reclassified as a reduction of cost of investments and/or as a realized gain. Withholding on foreign dividends have been provided for in accordance with the Adviser’s understanding of the applicable country’s tax rules and rates.

Foreign Taxes

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as Cash on the Consolidated Statements of Assets and Liabilities and Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

41

Calculation of Net Asset Value

The NAV of a Fund’s shares is calculated each day the national securities exchanges are open for trading. The NAV for SDCI is generally calculated at 2:30 p.m. Eastern Time. For UMI, USG, UDI, ZSB, USE and ZSC, the NAV is calculated as of the close of regular trading on NYSE Arca, generally 4:00 p.m. Eastern Time. For each Fund, the time at which its NAV is calculated as described herein is its “NAV Calculation Time.” If regular trading on NYSE Arca closes earlier than a Fund’s NAV Calculation Time, such Fund’s NAV will be calculated as of that earlier time. NAV per share is calculated by dividing the Fund’s net assets by the number of the Fund’s outstanding shares.

In calculating its NAV, a Fund generally values its assets based on market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. Investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event, occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The value of the Funds’ assets that trade in markets outside the United States may fluctuate on days that foreign markets are open (which may include non-business days). As such, the value of a Fund’s investments may change on days when you will not be able to purchase or redeem the Fund’s shares.

Securities

Investments by any Fund in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (“NYSE”). If on a particular day an exchange-listed security does not trade, then the mean between the closing bids and asked prices will be used. In the case of securities listed on more than one national securities exchange, the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded will be used. If there were no sales on that exchange, the last quoted sale on the other exchange will be used.

42	Semi-Annual Financial Statements December 31, 2024

For securities held by any Fund that are traded on the NASDAQ, the NASDAQ Official Closing Price (e.g., the NASDAQ Closing Cross price, if available) is used. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a non-exchange listed security does not trade on a particular day, or if a last sales price or NASDAQ Official Closing Price is not available, then the mean between the closing bid and asked price will be used.

Securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value determined in good faith in accordance with the Trust’s Fair Value Pricing Procedures, which are approved by the Board of Trustees (the “Board”). Rule 2a-5 under the 1940 Act sets forth the requirements for determining fair value in good faith. Pursuant to Rule 2a-5, the Board, including a majority of Trustees who are not “interested persons” of the Trust, as such term is defined in the 1940 Act, designated the Adviser to perform fair value determinations and act as “valuation designee.” As valuation designee, the Adviser must (i) periodically assess and manage valuation risks; (ii) establish and apply fair value methodologies; (iii) test fair value methodologies; (iv) oversee and evaluate independent pricing services; (v) provide the Board with the reporting required under Rule 2a-5; and (vi) maintain records as required under Rule 31a-4 under the 1940 Act.

See “Fair Value Measurement” section for additional information regarding fair value of investments and other financial instruments.

Master Limited Partnerships

UMI may invest up to 25% of its total assets in certain master limited partnerships (“MLPs”). An MLP is a business venture that exists in the form of a publicly traded limited partnership.

UMI’s ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which the Fund has no control. The benefit that UMI derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions, and expenses.

An investment in MLP units involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership.

43

Treasuries

The Funds may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by U.S. federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

Money Market Instruments

The Funds may invest a portion of their assets in high-quality money market instruments on an ongoing basis. The instruments in which the Funds may invest include: (1) short- term obligations issued by the U.S. government; (2) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (3) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by S&P Global, or, if unrated, of comparable quality as determined by the Adviser or Sub-Adviser; and (4) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Physical Gold

USG invests in physical gold by acquiring COMEX Gold Warrants evidencing ownership of physical gold bars in a COMEX-approved depository. Although COMEX Gold Warrants are not directly tradeable, the Fund acquires them by purchasing COMEX gold futures contracts and accepting physical delivery to settle the futures contract. The Fund is able to sell its interests in COMEX Gold Warrants by selling COMEX gold futures contracts and delivering the warrants to physically settle the futures contract.

COMEX Gold Warrants are linked to specific bars with identifiable and unique brands and serial numbers stored in an exchange-approved gold depository. USG does not custody physical gold and will not take possession of physical gold at any time.

Gold Call Options

USG follows a “buy-write” (also called a covered call) investment strategy in which it buys Gold Investments (e.g., gold warrants, futures contracts, and other gold related derivative instruments), and also writes (or sells) call options that are fully “covered” (or collateralized) by the Gold Investments. Generally, a call option on gold gives the holder the right, but not the obligation, to buy gold at a specific price, called the strike price, for

44	Semi-Annual Financial Statements December 31, 2024

a certain amount of time. If the market price of gold rises above the strike price before the option expires, the holder can make a profit by exercising the option to purchase the gold at the strike price and then selling the gold at the current market price. Accordingly, purchasers of the gold call options sold by the Fund will pay a premium for the right to exercise the option at the strike price on a future date, and the Fund will earn money by retaining this premium.

Conversely, if the market price of gold falls and then remains below the strike price, the option holder would not make any profit by exercising the option, and the seller of the option will make a profit on the premium.

The Sub-Adviser to USG will cause USG to write options as part of its investment strategy to generate option premium profits for the Fund. The Fund does not intend to engage in options trading as a strategy, but rather intends to make a profit solely by retaining the premium received when the Fund issues the options.

USG will never sell call options on more than 100% of the notional amount of the Fund’s portfolio of Gold Investments, meaning that the Fund will not utilize leverage.

Futures

A commodities futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time, and place. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time, and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time, and place. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its futures commission merchant (“FCM”) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn taxable interest income on its initial margin deposits. Additionally, when a Fund purchases futures contracts, it

45

will collateralize its position by depositing an amount of cash or liquid securities in an account with the FCM. See total amounts at, and due from the broker on the Consolidated Statements of Assets and Liabilities.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin may be calculated such that (i) both profits and losses on the contract are exchanged daily between the exchange and the Fund, or (ii) only the losses are realized daily, and profits are only realized at the end of the contract. Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the FCM of the amount one would owe the other if the futures contract expired. In accordance with ASC 946-310-45, the variation margin is shown separately on the Consolidated Statements of Assets and Liabilities. In computing daily NAV, the Fund will mark to market its open futures positions.

Although some futures contracts call for making or taking delivery of the underlying assets, the Funds are not permitted to make or take delivery, and these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange).

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if a Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so.

A summary of the open futures contracts as of December 31, 2024, is included in a table within each of the Commodity Pool Funds’ respective Consolidated Schedule of Investments.

46	Semi-Annual Financial Statements December 31, 2024

The following table summarizes the value of the Commodity Pool Funds’ respective derivative instruments held as of December 31, 2024, presented by primary underlying risk exposure:

		Asset Derivatives*		Liability Derivatives*
				Consolidated
		Consolidated Statement		Statement of
		of Assets and Liabilities		Assets and Liabilities
		Location	Fair Value	Location	Fair Value
SDCI	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	$1,517,762	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	$(780,783)

USG	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	—	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	(301,430)

	Written Commodity Option Contracts	Written Call Options, at Fair Value	—	Written Call Options,at Fair Value	(13,530)

ZSB	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	12,122	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	(56,557)

USE	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	223,859	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	(149,514)

ZSC	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	110,798	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	(24,709)

*	Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Consolidated Schedule of Investments. Variation margin receivable/(payable) and receivable/(payable) for open futures contracts is disclosed separately within the Consolidated Statements of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Commodity Pool Funds’ respective earnings during the period ended December 31, 2024, and the related location in the accompanying Consolidated Statement of Operations is summarized in the following tables by primary underlying risk exposure:

47

The Effect of Derivative Instruments on the Consolidated Statements of Operations

		Year or Period Ended December 31, 2024
			Change in Unrealized
		Realized Gain (Loss)	Appreciation (Depreciation)
	Risk Type	on Derivatives	on Derivatives
SDCI	Commodity Futures Contracts	$56,471	$1,126,535
USG	Commodity Futures Contracts	989,773	(303,040)
	Written Commodity Option Contracts	143,642	4,125
ZSB	Commodity Futures Contracts	(303,602)	161,635
USE	Commodity Futures Contracts	(7,581)	(235,900)
ZSC	Commodity Futures Contracts	(69,492)	154,123

For the period ended December 31, 2024, the average monthly volume of derivatives for each of the Commodity Pool Funds were as follows:

	Commodity	Written Call
	Futures Contracts	Option Contracts
	(Notional Value)	(Fair Value)
SDCI	$25,938,713	$—
USG	9,065,763	(19,859)
ZSB	1,373,449	—
USE	2,714,521	—
ZSC	1,187,580	—

Fair Value Measurement

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument or an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

48	Semi-Annual Financial Statements December 31, 2024

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Call option contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

United States Treasury Obligations are valued at amortized cost, which is deemed to approximate fair value, each business day and are categorized as Level 2.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

For equity securities, the Trust has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the open of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security.

As a result, it is possible that fair value prices will be used by the Funds. Securities using these valuation adjustments are categorized as Level 2 in the fair value hierarchy.

49

The following tables summarize the valuation of investments on December 31, 2024, for the Funds, using the fair value hierarchy:

SDCI

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Commodity Futures Contracts*	$1,517,762	$1,517,762	$—	$—
Total	$1,517,762	$1,517,762	$—	$—

Liabilities	Total	Level 1	Level 2	Level 3
Exchange-Traded Commodity Futures Contracts*	$(780,783)	$(780,783)	$—	$—
Total	$(780,783)	$(780,783)	$—	$—

USG

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Commodity Futures Contracts*	$—	$—	$—	$—
Total	$—	$—	$—	$—

Liabilities	Total	Level 1	Level 2	Level 3
Written Call Options	$(13,530)	$(13,530)	$—	$—
Exchange-Traded Commodity Futures Contracts*	(301,430)	(301,430)
Total	$(314,960)	$(314,960)	$—	$—

ZSB

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$229,885	$229,885	$—	$—
Short-Term Investments	719,406	—	719,406	—
Exchange-Traded Commodity Futures Contracts*	12,122	12,122
Total	$949,291	$229,885	$719,406	$—

Liabilities	Total	Level 1	Level 2	Level 3
Exchange-Traded Commodity Futures Contracts*	$(56,557)	$(56,557)	$—	$—
Total	$(56,557)	$(56,557)	$—	$—

USE

Assets	Total	Level 1	Level 2	Level 3
Short-Term Investments	$1,786,112	$—	$1,786,112	$—
Exchange-Traded Commodity Futures Contracts*	223,859	223,859	—	—
Total	$2,009,971	$223,859	$1,786,112	$—

50	Semi-Annual Financial Statements December 31, 2024

Liabilities	Total	Level 1	Level 2	Level 3
Exchange-Traded Commodity Futures Contracts*	$(149,514)	$(149,514)	$—	$—
Total	$(149,514)	$(149,514)	$—	$—

ZSC

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$550,972	$550,972	$—	$—
Exchange-Traded Funds	741,026	741,026	—	—
Short-Term Investments	—	—	—	—
Exchange-Traded Commodity Futures Contracts*	110,798	110,798	—	—
Total	$1,402,796	$1,402,796	$—	$—

Liabilities	Total	Level 1	Level 2	Level 3
Exchange-Traded Commodity Futures Contracts*	$(24,709)	$(24,709)	$—	$—
Total	$(24,709)	$(24,709)	$—	$—

UMI

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$274,130,018	$274,130,018	$—	$—
Master Limited Partnerships	88,760,029	88,760,029	—	—
Money Market Funds	1,469,495	1,469,495	—	—
Total	$364,359,542	$364,359,542	$—	$—

UDI

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$3,554,959	$3,554,959	$—	$—
Money Market Funds	58,077	58,077	—	—
Total	$3,613,036	$3,613,036	$—	$—

Income

Dividend income is recorded on the ex-dividend date as soon as information is available to the Funds. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Commodity futures contracts, forward contracts, physical commodities, and related options are recorded on the trade date. All such transactions are recorded on the identified cost basis and marked to market daily. Unrealized gains or losses on open contracts are reflected in the Consolidated Statement of Assets and Liabilities and represent the difference between the original contract amount and the market value (as determined by exchange settlement prices for futures contracts and related options and cash dealer

51

prices at a predetermined time for forward contracts, physical commodities, and their related options) as of the last business day of the period or as of the last date of the consolidated financial statements. Changes in the unrealized gains or losses between periods are reflected in the Consolidated Statement of Operations.

UMI invests in MLPs which make distributions that are primarily attributable to return of capital. UMI records investment income and return of capital in the Statements of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year-ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceeds its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts.

Federal and Other Taxes

It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. The Funds intend to qualify for and to elect treatment each as a separate regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

As of and during the period ended December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds file income tax returns in the U.S. federal jurisdiction and Delaware, which are subject to the examination of the IRS for a period of three fiscal years after they are filed.

The Funds follow ASC 740 “Income Taxes,” which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements.

52	Semi-Annual Financial Statements December 31, 2024

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences, which are primarily due to tax treatment of redemptions in-kind, return of capital distributions and wholly owned subsidiaries as of June 30, 2024, were reclassified to the following accounts:

	SDCI	USG	ZSB	USE	ZSC	UMI	UDI
Paid In Capital	$1,270,178	187,987	(467,012)	480,407	(101,241)	1,446,064	31,241
Total Distributable Earnings/ (Accumulated Loss)	$(1,270,178)	(187,987)	467,012	(480,407)	101,241	(1,446,064)	(31,241)

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken with the 2023 tax returns. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions

Each Fund intends to pay out dividends on an annual basis, except for USG, which intends to pay dividends on a quarterly basis, and UDI and UMI, which intend to pay dividends on a monthly basis. Nonetheless, each Fund may not make a dividend payment annually, quarterly, or monthly, as applicable. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income to the extent of a Fund’s current and accumulated earnings and profits. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short- term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of realized net long-term capital gains over realized net short-term capital losses) that are properly reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced maximum rates. Distributions of short-term capital gain will be taxable as ordinary income. Distributions of investment income properly reported by a Fund as

53

“qualified dividend income” are generally taxed to non-corporate shareholders at the same rates applicable to long-term capital gains, provided holding periods and other requirements are met by the Fund and the shareholder. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a non-taxable return of capital to the extent of a shareholder’s basis in the shares, and thereafter, as gain from the sale of shares. A shareholder’s basis in its shares will be reduced by the amount of any distribution treated as a non-taxable return of capital.

In general, distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and, thus, were included in the price you paid for your shares).

Distributions (other than Capital Gain Dividends and dividends properly reported by us as interest-related dividends or short-term capital gain dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies.

The Trust (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. In addition, even if shareholders have provided appropriate certifications to the intermediary through which they hold shares, such withholding may apply if the intermediary is a foreign intermediary unless such foreign intermediary either enters into an agreement with the Internal Revenue Service regarding reporting or is located in a jurisdiction that has entered into an Intergovernmental Agreement with the Internal Revenue Service and such foreign intermediary is in compliance with the terms of such intergovernmental agreement and any enabling legislation or administrative actions.

Foreign Currency Translation

Non-U.S. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date the income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The

54	Semi-Annual Financial Statements December 31, 2024

Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Indemnification

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3 – RISKS

The Funds’ risks include, but are not limited, to the following:

Cayman Subsidiary Risk

With respect to an investment in the Commodity Pool Funds, there is additional risk related to the Subsidiaries. A Subsidiary is an exempted company incorporated under the laws of the Cayman Islands and is a wholly owned subsidiary of an individual Fund. Through their respective Subsidiaries, the Commodity Pool Funds are able to gain exposure to certain types of commodity-linked derivative instruments and satisfy RIC tax requirements. Each of the Commodity Pool Funds is the sole shareholder of their respective Subsidiaries, and it is intended that each Fund will remain the sole shareholder and will continue to control its Subsidiary.

By investing in the Subsidiary, each Commodity Pool Fund will be indirectly exposed to the risks associated with its Subsidiary’s investments. Each of the Commodity Pool Funds may invest up to 25% of its total assets in their respective Subsidiaries. The accompanying Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and Consolidated Financial Highlights for each Fund include the positions and accounts of the applicable Subsidiary. All inter-company balances and transactions, if any, have been eliminated in consolidation.

55

As of December 31, 2024, the Commodity Pool Funds’ and their respective Subsidiaries’ net assets were as follows:

			% of Fund
	Total Net	Subsidiary	Represented by
	Assets	Net Assets	Subsidiary’s Net Assets
SDCI	$31,565,622	$5,080,473	16.1%
USG	8,750,644	1,732,296	19.8%
ZSB	1,288,982	223,252	17.3%
USE	2,773,291	610,783	22.0%
ZSC	2,217,384	453,711	20.5%

Other Investment Companies Risk

An investment in other investment companies (including money market funds) is subject to the risks associated with those investment companies. To the extent a Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies, and will be further reduced by the Fund’s own expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Market Risk

The trading prices of equity securities and other financial instruments fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting a specific market segment or the entire market, including war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats. A Fund’s NAV and market price may fluctuate significantly due to market risk. A Fund, and its investors, could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns, such as a recession. The loss of the entire principal amount of an investment is possible.

Liquidity Risk

A Fund may not always be able to liquidate its investments at the desired price or time (or at all) or at prices approximating those at which the Fund currently values them. It may be difficult for the Funds to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time.

56	Semi-Annual Financial Statements December 31, 2024

Fluctuation of NAV Risk

The market prices of each Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for each Fund’s shares on NYSE Arca. The Adviser cannot predict whether each Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk

Although the Funds’ shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Further, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund’s portfolio securities and the Fund’s market price. This reduced liquidity and effectiveness could result in shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

Small Fund Risk

Since USG, ZSB, USE, ZSSC and UDI are small funds, there can be no assurance that they will grow to or maintain an economically viable size. While the Funds are small, they may face the risk of being delisted if they do not meet certain conditions of their listing exchange and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.

Derivatives Risk

The value of a derivative instrument, such as a Fund’s investments in commodity-linked derivative instruments, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in a Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price, particularly during adverse market conditions or market disruptions, including periods of increased volatility. Derivatives may also be harder to value, less tax efficient, and subject

57

to changing government regulation that could impact a Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions, such as current market conditions. These risks are greater for the Commodity Pool Funds than most other ETFs because the Funds will implement their investment strategies primarily through investments in commodity-linked derivative instruments.

Futures Risk

Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date (the expiration date) at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the futures contract and the underlying commodity; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which can, in certain instances, be unlimited; and (d) unfavorable execution prices. The Fund may need to sell a futures contract at an inopportune time for an unfavorable price, for example, as a futures contract approaches the expiration date, in order to avoid taking delivery of the underlying commodity the contract may be replaced by a similar contract that has a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. Contango and backwardation (if the price of the near month futures contract is higher than the next futures month contract) may impact the total return on investment in shares of the Fund relative to spot prices of the commodities in which the Fund holds futures. It is impossible to predict with any degree of certainty whether backwardation or contango will occur in the future. It is likely that both conditions will occur during different periods.

Commodities Risk

With respect to the Commodity Pool Funds, exposure to the commodities markets through investments in commodity-linked derivatives instruments may subject the Funds to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Significant changes in the value of commodities may lead to volatility in the Commodity Pool Funds’ NAV and market price.

58	Semi-Annual Financial Statements December 31, 2024

Commodities Tax Risk

Each Commodity Pool Fund intends to qualify as a RIC under Subchapter M of the Code. If the Commodity Pool Funds qualify as RICs and satisfy certain minimum distribution requirements, they will not be subject to fund-level U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, a Fund must satisfy certain source-of- income requirements. The Internal Revenue Service issued a revenue ruling indicating that certain direct investments in commodity-linked instruments would not produce qualifying income for purposes of the RIC source-of-income requirements. Subsequent to this ruling, the IRS issued an additional revenue ruling and several private letter rulings in which it concluded that certain commodity-linked instruments and certain investments in foreign subsidiaries holding commodity-linked instruments would produce qualifying income. As discussed above, each of the Commodity Pool Funds intends to gain exposure to the commodities market primarily through its investment in a Subsidiary. The Commodity Pool Funds anticipate that their inclusion of income from their Subsidiary will be qualifying income for purposes of the RIC source-of-income requirements. This tax treatment may be adversely affected by additional changes in legislation, regulations, or other legally binding authority. If, as a result of any such adverse action, the income of a Fund from its Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC, in which case, it would be subject to U.S. federal income tax at the Fund level. Such adverse effects could, among other consequences, limit a Fund’s ability to pursue its investment strategy. The Commodity Pool Funds seek to manage their investments in their respective Subsidiaries and in commodities investments as necessary to maintain their qualification as RICs.

Master Limited Partnership Tax Risk

UMI’s ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which the Fund has no control. The benefit UMI derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions, and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income at the applicable corporate tax rate. This would have the effect of reducing the amount of cash available for distribution by an MLP and could result in a significant reduction in the value of UMI’s investments. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and causing any such distributions received by UMI to be taxed as dividend income to the extent of the MLP’s current or accumulated earnings and profits. To the extent a distribution received by UMI from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the

59

interests of the MLP may be reduced, which will result in an increase in the amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from an MLP may require UMI to restate the character of its distributions and amend any shareholder tax reporting previously issued. UMI will rely on information that is timely provided by MLPs to determine the tax character of the distributions to shareholders. To the extent such information is not timely provided, UMI intends to rely on its own data, and the Fund may restate the character of its distributions and amend any shareholder tax reporting previously issued. Without regard to whether the Fund restates the character of its distributions and amends any shareholder tax reporting previously provided, the shareholder may be required to report and pay tax based on the information provided by the MLPs.

ESG Investing Risk

UMI and UDI’s consideration of ESG factors in selecting investments may limit the investment opportunities available to each Fund or exclude the securities of certain issuers for non-financial reasons. As such, UMI and UDI may invest in companies or industries that are out of favor in the market or underperforming the market, and each Fund may forgo certain market opportunities available to funds that do not invest using ESG criteria. Companies that meet UMI and UDI’s ESG criteria may be more focused on long-term rather than short-term returns, and thus may underperform in the short- term and adversely impact the Fund’s short-term performance. In evaluating a company based on ESG criteria, the Sub-Adviser may use information and data from third-party providers of ESG research, which may be incomplete, inaccurate, or unavailable. There is no uniform set of ESG standards, and different third-party providers may provide different or inconsistent information and data. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors.

Cash Transaction Risk

Creation and redemption transactions for certain Funds generally settle through payments consisting substantially of cash, which will cause the Funds to incur certain costs, such as brokerage costs, that it would not incur if it made solely in-kind redemptions. In addition, because a Fund may be required to sell financial instruments in order to obtain the cash needed to fulfill a redemption request from an authorized participant, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

60	Semi-Annual Financial Statements December 31, 2024

NOTE 4 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement between the Trust and the Adviser. For SDCI, USG, ZSB, ZSC and USE, the Adviser also serves as investment adviser to their respective Subsidiaries pursuant to a separate investment advisory agreement. SummerHaven serves as the sub-adviser to USG, USCF Cayman Commodity 2 and USCF Cayman Commodity 4 pursuant to separate sub-advisory agreements between the Adviser and SummerHaven on behalf of USG and each applicable Subsidiary. Miller/Howard serves as the sub-adviser to UMI and UDI pursuant to sub-advisory agreements.

Management Fees

Each Fund pays the Adviser a unitary management fee as compensation for its services and its assumption of Fund expenses. The Adviser is responsible for all expenses of the Funds, and any wholly owned subsidiaries, except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel. The Adviser may voluntarily waive any portion of its management fee from time to time and may discontinue or modify any such voluntary limitations in the future at its discretion. The fees paid to the Adviser are accrued daily and paid monthly. The Subsidiaries do not pay separate fees to the Adviser. The following table lists the total management fee paid by each Fund.

Fund	Management Fee
SDCI	0.80%
USG	0.45%
ZSB	0.79%
USE	0.79%
ZSC	0.79%
UMI	0.85%
UDI	0.65%

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Pursuant to a Waiver Agreement, the Adviser waives 0.20% of the management fees payable by SDCI. The agreement became effective on August 15, 2019, and has subsequently been renewed on an annual basis. The agreement will remain in effect through October 31, 2025, and may be renewed by the Adviser in its sole discretion thereafter. Waived fees are not subject to recoupment by the Adviser. Pursuant to a Waiver Agreement, the Adviser waives 0.20% of the management fees payable by ZSB. The agreement became effective on January 4, 2023, and has subsequently been renewed on an annual basis. The agreement will remain in effect through October 31, 2025, and may be renewed by the Adviser in its sole discretion thereafter. Waived fees are not subject to recoupment by the Adviser. Pursuant to a Waiver Agreement, the Adviser waives 0.20% of the management fees payable by ZSC. The agreement became effective on August 8, 2023 and has subsequently been renewed on an annual basis. The agreement will remain in effect through October 31, 2025. Waived fees are not subject to recoupment by the Adviser.

The Adviser has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to ZSC’s investments in affiliated exchange-traded funds. For the period from July 1, 2024 through December 31, 2024, the Advisor waived $2,850 of expenses to the Fund. Waived fees are not subject to recoupment by the Adviser.

SummerHaven and Miller/Howard each receive a management fee equal to a percentage of the relevant Fund’s average daily net assets for the services they provide to each Fund and/or Subsidiary. The Sub-Advisers’ fees are calculated daily and paid monthly by the Adviser out of its management fees. The following table lists the contractual sub-advisory fees paid to the Sub-Advisers.

Fund	Sub-Advisory Fee
Wholly-owned Subsidiary of SDCI	0.06%
USG	0.15%
UMI	0.38%
UDI*	0.20%

*	As compensation for its services to the Fund, the Sub-Adviser receives an annual fee based on the average daily net assets of the Fund as outlined in the table below. The sub-advisory fee is paid by the Adviser, not by the Fund.
Annual Fee as a
percent of average
Assets	daily net assets
On the first $5 million ($0–$5,000,000)	0.20%
On the next $45 million ($5,000,001–$50,000,000)	0.00%
On the next $50 million ($50,000,001–$100,000,000)	0.20%
For the portion of Total Net Assets over $100 million	0.25%

62	Semi-Annual Financial Statements December 31, 2024

The Adviser and the Sub-Advisers (subject to the Adviser’s oversight) supervise and manage the investment portfolio of each Fund and direct the purchase and sale of each Fund’s investments.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) serves as the administrator, custodian, and transfer agent for the Funds. Under the Administrative Agency Agreement with the Trust, BNY Mellon performs certain administrative, accounting, transfer agency and dividend disbursing services for the Funds and prepares certain reports filed with the SEC on behalf of the Trust and the Funds. Under the Custodian Agreement with the Trust, BNY Mellon maintains in separate accounts: cash, securities, and other assets of the Funds; keeps all necessary accounts and records and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for the Funds.

Buying and Selling Fund Shares

The Funds are ETFs. This means that shares of the Funds may only be purchased and sold on a national securities exchange, such as NYSE Arca, through a broker- dealer. The price of the Funds’ shares is based on market price. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). Each Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with ALPS Distributors, Inc. (the “Distributor”) may purchase or redeem. Such institutions and large investors are referred to herein as “Authorized Participants.” Currently, Creation Units for SDCI, USG, ZSB, USE and ZSC generally consist of 25,000 shares. For UMI and UDI, Creation Units generally consist of 10,000 shares. Creation Units share amounts may change from time to time. Authorized Participants are required to pay a transaction fee of $250 for SDCI, USG, ZSB, ZSC and USE and $100 for UMI and UDI to compensate the Funds for brokerage and transaction expenses when purchasing Units.

Each of SDCI, USG, ZSB, USE and ZSC, generally issues and redeems Creation Units in exchange for a designated amount of cash. Each of UMI and UDI generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of UMI or UDI, as applicable, and/or a designated amount of cash.

Distributor

The Distributor serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares.

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The Distributor is the distributor of the Trust. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Funds in Creation Units. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority. Fees under the Distribution Agreement are paid by the Adviser. The Adviser may, from time to time and from its own resources, make other distribution-related payments to the Distributor or other persons.

Licensing Agreement

SHIM, an affiliate of SummerHaven, owns and maintains the SummerHaven Dynamic Commodity Index Total Return (SDCITR) (the “Index”). The Adviser and SHIM have entered into a licensing agreement (the “Licensing Agreement”) for the Trust’s use of the Index, for which the Adviser pays SHIM licensing fees. The licensing fees are separate from the fees paid to for sub-advisory services provided to the Subsidiary.

Investors cannot be assured of the continuation of the Licensing Agreement between SHIM and the Adviser for use of the Index. Should the Licensing Agreement between SHIM and the Adviser be terminated, the Adviser and the Board will consider available alternatives, including finding a replacement benchmark or strategy or liquidating SDCI. Termination of the Licensing Agreement may have an adverse effect on the performance and NAV of SDCI’s shares.

NOTE 5 – INVESTMENT TRANSACTIONS – PURCHASES AND SALES

During the period ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and in-kind transactions) were as follows:

			In-Kind	In-Kind
Fund	Purchases	Sales	Creations	Redemptions
SDCI	$—	$—	$—	$—
USG	—	—	—	—
ZSB	42,522	78,806	—	—
USE	—	—	—	—
ZSC	294,678	138,837	—	—
UMI	46,298,697	46,954,438	39,070,276	—
UDI	533,821	618,151	3,159,492	5,891,283

64	Semi-Annual Financial Statements December 31, 2024

NOTE 6 – DISTRIBUTIONS AND TAXES

It is the policy of the Funds to qualify as regulated investment companies by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all their earnings to shareholders. Therefore, no federal income tax provision is required.

Income distributions and return of capital distributions are determined in accordance with tax regulations, which may differ from GAAP.

NOTE 7 – CAPITAL LOSS CARRY FORWARD

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre- enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

As of June 30, 2024, capital loss carryforwards were as follows:

		Short-Term	Long-Term
	Utilized in	With No	With No
Fund	Current Year	Expiration	Expiration
SDCI	$—	$—	$—
USG	—	1,056	—
ZSB	—	43,213	1,786
USE	—	5	—
ZSC	—	37,629	—
UMI	—	—	—
UDI	178,504	—	—

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ post-October and late year losses are determined only at the end of each fiscal year. The Funds did not defer any post-October losses for the fiscal year ended June 30, 2024. UMI deferred $694 of late year losses for the fiscal year ended June 30, 2024.

65

NOTE 8 – TAX COST OF INVESTMENTS

As of December 31, 2024, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregate gross unrealized appreciation (depreciation) on investments were as follows:

		Net Unrealized	Aggregate	Aggregate Gross
	Aggregate Tax	Appreciation	Gross Unrealized	Unrealized
Fund	Cost	(Depreciation)	Appreciation	(Depreciation)
SDCI	$—	$—	$—	$—
USG	—	—	—	—
ZSB	1,077,038	(127,747)	—	(127,747)
USE	1,786,112	—	—	—
ZSC	1,917,257	(625,259)	16,694	(641,953)
UMI	233,210,361	131,149,181	131,149,181	—
UDI	3,581,493	31,543	245,882	(214,339)

NOTE 9 – TRUSTEES’ FEES

The Trust compensates each Trustee who is not an “interested person” of the Trust as defined in the 1940 Act. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustees who are “interested persons” of the Trust do not receive any Trustees’ fees.

NOTE 10 – SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

66	Semi-Annual Financial Statements December 31, 2024

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Board Evaluation and Approval of Continuation of the Investment Advisory Agreements of the USCF Dividend Income Fund, USCF Energy Commodity Strategy Absolute Return Fund, USCF Gold Strategy Plus Income Fund, USCF Midstream Energy Income Fund, USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund, USCF Sustainable Battery Metals Strategy Fund and USCF Sustainable Commodity Strategy Fund

At its quarterly meeting held on September 12, 2024 (the “September Meeting”), the Board of Trustees (the “Board”) of the USCF ETF Trust (the “Trust”), including a majority of Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between USCF Advisers LLC (the “Adviser”) and the Trust on behalf of the USCF Dividend Income Fund (“UDI”), USCF Energy Commodity Strategy Absolute Return Fund (“USE”), USCF Gold Strategy Plus Income Fund (“USG”), USCF Midstream Energy Income Fund (“UMI”), USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI”), USCF Sustainable Battery Metals Strategy Fund (“ZSB”) and USCF Sustainable Commodity Strategy Fund (“ZSC”) (together, the “Funds”); and continuation of the investment advisory agreements (each, a “Cayman Advisory Agreement” and together with the Advisory Agreement, the “Advisory Agreements”) between the Adviser and USCF Cayman Commodity 2, SDCI’s wholly-owned Cayman subsidiary (“SDCI Subsidiary”), USCF Cayman Commodity 3, USE ’s wholly-owned Cayman subsidiary (“USE Subsidiary”), USCF Cayman Commodity 4, USG’s wholly-owned Cayman subsidiary (“USG Subsidiary”), USCF Cayman Commodity 5, ZSB’s wholly-owned Cayman subsidiary (“ZSB Subsidiary”) and USCF Cayman Commodity 7, ZSC’s wholly-owned Cayman subsidiary (“ZSC Subsidiary,” and together with the SDCI Subsidiary, USE Subsidiary, USG Subsidiary and ZSB Subsidiary, the “Subsidiaries”).

In approving the Advisory Agreements, the Board considered information provided by the Adviser before and during the September Meeting, the presentations made during the September Meeting, and the comprehensive discussion during the September Meeting. The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the Advisory Agreements. The factors considered by the Board included, but were not limited to the following: (i) the personnel resources of the Adviser; (ii) the experience and expertise of the Adviser; (iii) the financial capabilities and resources of the Adviser; (iv) the compliance procedures and history of the Adviser; (v) the performance of other accounts in comparison to similarly managed funds, and of the Adviser’s other clients; (vi) the amount of the proposed advisory fees in comparison to similarly managed funds, and of the Adviser’s other clients; (vii) the estimated total expenses of each Fund in comparison to similarly

67

managed funds; (viii) the estimated profitability level of the Adviser with respect to the Advisory Agreements; (ix) the extent of any economies of scale and whether the fee structures reflect such economies of scale; (x) the existence of any collateral benefits that may be realized by the Adviser, such as affiliated brokerage arrangements or the use of soft dollars; (xi) any collateral benefits that may be realized by the Funds resulting from relationships with the Adviser; and (xii) the effect of any anticipated fee waiver and expense reimbursement arrangement. In its deliberations, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling.

In connection with their review of the Advisory Agreements, the Trustees considered the factors described below.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided and to be provided by the Adviser to the Funds and the Subsidiaries under their respective Advisory Agreements. The Board considered the presentations and written information given to the Board in connection with the September Meeting, including the information provided by the Adviser in response to the Board’s requests for information. The Board considered the Adviser’s business operations; the Adviser’s investment management process; the Adviser’s experience advising affiliated funds and other accounts; the experience and capability of the Adviser’s senior management and other key personnel; the Adviser’s experience in working with SummerHaven Investment Management LLC (“SummerHaven”) and Miller/Howard Investments, Inc. (“Miller/ Howard”) as sub-advisers; and the quality of the Adviser’s compliance program. The Board considered how the Adviser had retained (i) SummerHaven to provide certain services to USG, the SDCI Subsidiary and the USG Subsidiary and (ii) Miller/Howard to provide certain services to UMI and UDI. The Board also considered the Adviser’s overall financial strength and support from its ultimate parent. In addition to investment management services, the Board also considered the nature, extent, and quality of administrative, compliance, and legal services that would be, and had been, provided by, or arranged to be provided by, the Adviser. The Board concluded that the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement and Cayman Advisory Agreements would benefit the Funds, the Subsidiaries and the Funds’ shareholders.

Investment Performance. The Board reviewed the investment performance of the Funds by considering the Funds’ achievement of their respective stated objectives, the Funds’ performance compared to the performance of other funds with similar investment objectives and policies but with different advisers, and the performance of the Funds compared to their respective benchmark indices and other appropriate market indices and published fund averages. The Board concluded that the Funds were performing as expected.

Fees and Expenses. The Board compared the advisory fee of the Funds to the advisory fees of other funds managed by the Adviser and other funds managed by other advisers, but with similar investment strategies as the Funds. The Board noted that each of the

68	Semi-Annual Financial Statements December 31, 2024

Funds had a unitary fee covering most Fund expenses and, with respect to certain Funds, the sub-advisory fees. The Board noted that there was no separate fee paid to the Adviser under the Cayman Advisory Agreements with the Subsidiaries. In connection with the review of the unitary fee for SDCI, ZSB and ZSC, the Board also considered that the Adviser had agreed to a fee waiver for each Fund. After further discussion, the Board concluded that each Fund’s advisory fee, as well as the overall projected expense ratio, were acceptable considering the quality of the services the Funds expect to receive from the Adviser and the level of fees paid by similar funds.

Economies of Scale. The Board considered whether economies of scale exist with respect of the management of each Fund. It was the consensus of the Board that considering the current size of each Fund, economies of scale was not a relevant consideration at this time.

Profitability. The Board considered the anticipated profits realized, and that may be realized, by the Adviser under the Advisory Agreement and Cayman Advisory Agreements, and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. The Board also considered the impact of each Fund’s operating expenses on the Adviser’s profits. The Board remarked that at current asset levels and the advisory fees received by the Adviser for the management of each Fund, the Adviser was still not operating at a profit.

Collateral Benefits. The Board considered whether the Adviser or its affiliates may receive other benefits as a result of the Adviser’s proposed relationship with the Funds. The Board considered that the Adviser is not affiliated with any of the Funds’ service providers, and therefore will not benefit from those contractual relationships. The Board also considered portfolio trading practices, noting that the Adviser is not affiliated with any broker-dealer that would execute portfolio transactions on behalf of the Funds and would not receive the benefit of research provided by any such broker-dealer. Thereafter, the Board concluded that the Adviser and its affiliates will not receive collateral benefits that will materially affect the reasonableness of the advisory fees under the Advisory Agreement.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of counsel, the Board, including the Independent Trustees, concluded that the advisory fee is reasonable and, in light of the matters that the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the Advisory Agreement and the Cayman Advisory Agreements.

Board Evaluation and Approval of Continuation of the Investment Sub-Advisory Agreements of the USCF Gold Strategy Plus Income Fund, USCF Dividend Income Fund and USCF Midstream Energy Income Fund and of USCF Cayman Commodity 2

69

At the September Meeting, the Board of the Trust, including a majority of the Independent Trustees, unanimously approved the continuation of the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between (i) the Adviser and SummerHaven with respect to USG; (ii) the Adviser and Miller/Howard (together with “SummerHaven,” the “Sub-Advisers”) with respect to UDI and UMI; (iii) the Adviser and SummerHaven with respect to the SDCI Subsidiary; and (iv) the Adviser and SummerHaven with respect to the USG Subsidiary.

In approving the Sub-Advisory Agreements, the Board considered information provided by the Sub-Advisers before and during the September Meeting, the presentations made during the September Meeting, and the comprehensive discussion during the September Meeting. The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the Sub-Advisory Agreements. The factors considered by the Board included, but were not limited to the following: (i) the personnel resources of the Sub-Advisers; (ii) the experience and expertise of the Sub-Advisers; (iii) the financial capabilities and resources of the Sub-Advisers; (iv) the compliance procedures and histories of the Sub-Advisers; (v) the performance of other accounts in comparison to similarly managed funds, and of the Sub-Advisers’ other clients; (vi) the amount of the proposed sub-advisory fees in comparison to similarly managed funds, and of the Sub-Advisers’ other clients; (vii) the estimated total expenses of the Funds and the Subsidiaries and in comparison to similarly managed funds; (viii) the estimated profitability level of each of the Sub-Advisers with respect to its Sub-Advisory Agreements; (ix) the extent of any economies of scale and whether the fee structures reflect such economies of scale; (x) the existence of any collateral benefits that may be realized by a Sub-Adviser, such as affiliated brokerage arrangements or the use of soft dollars; (xi) any collateral benefits that may be realized by the Funds and the Subsidiaries resulting from their respective relationships with the Sub-Advisers; and (xii) the effect of any anticipated fee waiver and expense reimbursement arrangement. In its deliberations, the Board, including the Independent Trustees, did not identify any single factor as all- important or controlling.

In connection with their review of the Sub-Advisory Agreements, the Trustees considered the factors described below.

Nature, Extent and Quality of Services. The Board examined the nature, extent, and quality of the services to be provided by the Sub-Advisers under the Sub-Advisory Agreements. The Board considered the written information provided to the Board prior to and during the September Meeting, including information provided by the Adviser and the Sub- Advisers in response to the Board’s requests for information. The Board considered the Sub-Advisers’ operations and the services currently provided and to be provided to the Funds and the Subsidiaries, including trading, administrative, compliance, and marketing support services. The Board considered the Sub-Advisers’ experience advising other accounts; Miller/Howard’s experience in integrating ESG factors into its investment

70	Semi-Annual Financial Statements December 31, 2024

selection process; the experience and capabilities of SummerHaven in trading commodity futures; the experience and capabilities of the Sub-Advisers’ senior management and other key personnel; the Sub-Advisers’ overall financial strength; and the quality of the Sub-Advisers’ compliance programs. The Board considered that the Sub-Advisers were registered with the Securities and Exchange Commission (“SEC”) as investment advisers and that SummerHaven had substantial experience as a commodity pool operator. The Board also considered the services provided by SummerHaven to an affiliate of the Adviser. The Board concluded that the nature, extent and quality of the services to be provided by the Sub-Advisers under the Sub-Advisory Agreements would benefit the Funds, the Subsidiaries and the Funds’ shareholders.

Investment Performance. With respect to performance, the Board considered the performance of the Funds, as well as the manner in which SummerHaven managed the commodity positions of the Subsidiaries. The Board considered the performance of the other accounts managed by the Sub-Advisers with similar investment strategies. With respect to the Subsidiaries, the Board concluded that the Subsidiaries were performing as expected within the fund structures of SDCI and USG and as compared to SDCI’s and USG’s respective benchmark indices.

Fees and Expenses. The Board reviewed the fees to be paid to the Sub-Advisers for their services under the Sub-Advisory Agreements. The Board took into account that none of the Funds nor the Subsidiaries would pay any fees to its respective Sub-Adviser directly, and that the fees paid to a Sub-Adviser would be paid from the unitary management fee paid to the Adviser. The Board also noted that the Adviser also paid a SummerHaven affiliate a fee for licensing and services related to the index used as a benchmark by SDCI. The Board concluded that the sub-advisory fees were acceptable in light of the quality of the services that the Funds and the Subsidiaries had received or expect to receive from their applicable Sub-Adviser.

Economies of Scale. The Board considered whether the Sub-Advisers would realize economies of scale with respect to the services to be provided to the Funds and the Subsidiaries, as applicable. It was the consensus of the Board that based on the size of the Funds, economies of scale was not a relevant consideration at this time.

Profitability. The Board considered the anticipated profits realized, and that may be realized, by the Sub-Advisers under the Sub-Advisory Agreements and the related licensing agreement (with respect to SummerHaven only), and whether the amount of profit is a fair entrepreneurial profit for the services to be provided under the Sub- Advisory Agreements. The Board noted that the Sub-Advisory Agreements and related agreements were negotiated at arms-length by the Adviser. The Board concluded that each Sub-Adviser’s expected level of profitability from its relationship with the Trust was not excessive.

71

Collateral Benefits. The Board considered whether the Sub-Advisers or their affiliates may receive other benefits as a result of its relationship with the Trust. The Board acknowledged that an affiliate of SummerHaven receives fees under a licensing agreement with the Adviser, and that the Adviser relies on that agreement to use names and marks in connection with SDCI. Despite this collateral benefit for SummerHaven and its affiliates arising from the Sub-Adviser’s relationship with the Trust, the Board concluded that the fees to be paid to each Sub-Adviser were reasonable in relation to the nature, extent, and quality of services to be provided.

Conclusion. Having requested and received such information from the Adviser and the Sub-Advisers, as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreements, the Board, including the Independent Trustees, concluded that the fees to be paid to each Sub-Adviser were reasonable and, in light of the matters that the Trustees considered to be relevant in the exercise of their reasonable judgment, approved the Sub-Advisory Agreements.

72	Semi-Annual Financial Statements December 31, 2024

Voting Results

A Special Meeting of Shareholders (the “Meeting”) of the USCF ETF Trust (the “Trust”) was held on September 10, 2024 to consider and elect nominees to the Trust’s Board of Trustees. At the Meeting, Robyn L. Alexander, Stuart P. Crumbaugh, Thomas E. Gard, Jeremy Henderson, John P. Love, John D. Schwartz and H. Abram Wilson were elected to the Trust’s Board of Trustees. In electing the nominees, the Trust’s shareholders voted as follows:

Proposal
Election of Trustees	For	Against	Withheld
Robyn L. Alexander	6,795,053.825	0	37,171.227
Stuart P. Crumbaugh	6,792,124.374	0	40,100.678
Thomas E. Gard	6,589,823.871	0	242,401.181
Jeremy Henderson	6,798,667.993	0	33,557.059
John P. Love	6,797,980.566	0	34,244.486
John D. Schwartz	6,589,900.126	0	242,324.926
H. Abram Wilson	6,589,116.260	0	243,108.792

73

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Information regarding a matter submitted during the period covered by the report to a vote of shareholders of the Registrant is included in Item 7 of this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the Registrant’s trustees, officers and others, if any, is included in Item 7 of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding Basis for Approval of Investment Advisory Contract is included in Item 7 of this report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USCF ETF Trust

By (Signature and Title)*	/s/ John P. Love
John P. Love, President and Chief Executive Officer
(Principal Executive Officer)

Date:	3/5/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Love
John P. Love, President and Chief Executive Officer
(Principal Executive Officer)

Date:	3/5/25

By (Signature and Title)*	/s/ Stuart P. Crumbaugh
Stuart P. Crumbaugh, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	3/5/25